UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-07851

Franklin Fund Allocator Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 5/31/20

Item 1.    Reports to Stockholders.

Franklin Payout 2020 Fund	Franklin Payout 2022 Fund

Franklin Payout 2021 Fund

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 321-8563 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 321-8563 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Not part of the annual report	1

ANNUAL REPORT

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, advanced during the 12-month period despite significant economic disruption in the wake of the novel coronavirus (COVID-19) pandemic. Before the acceleration of the COVID-19 outbreak in February 2020, prices for most U.S. bonds rose, and their yields declined, driven by low inflation, interest-rate cuts and strong demand for yield. In late February, as more countries adopted social distancing and lockdown measures to slow the global pandemic, the U.S. bond market began pricing in the adverse impact on economic activity. Higher-quality, longer-term bonds rallied, while riskier, lower-rated corporate bonds declined sharply, reflecting a reversal in many investors’ risk appetite. However, as infection rates generally slowed and states began phased business reopenings late in the reporting period, hopes for an economic rebound led to a rally in the corporate bond market.

After reducing the federal funds target rate three times in 2019 to a range of 1.50%–1.75%, the U.S. Federal Reserve (Fed) enacted two emergency rate cuts in March 2020 in response to the COVID-19 pandemic, further lowering the federal funds target rate to a range of 0.00%–0.25%. In addition, the Fed announced unlimited, open-ended purchasing of government-backed and corporate bonds to help keep markets functioning, significantly expanding its balance sheet.

U.S. Treasury bonds, as measured by the Bloomberg Barclays U.S. Treasury Index, rose significantly during the reporting period. Bond purchasing by the Fed and robust demand for investments perceived as safe drove the U.S. Treasury market higher despite the widening budget deficit and the massive increase in issuance. Mortgage-backed securities (MBS), as measured by the Bloomberg Barclays MBS Index, also posted positive returns, aided by declining Treasury rates and the Fed’s decision to purchase agency MBS.

U.S. corporate bond performance varied significantly based on credit rating, as investors became concerned about the pandemic-related economic disruption and the potential credit downgrades of many companies. Investment-grade corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate Bond Index, rebounded significantly after mid-March 2020 to post strong returns for the reporting period. In contrast, high-yield corporate bonds, as represented by the Bloomberg Barclays U.S. Corporate High Yield Bond

Index, posted relatively flat returns due to investor concerns about a potential increase in credit defaults.

The foregoing information reflects our analysis and opinions as of May 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

2	Annual Report

Franklin Payout 2020 Fund

This annual report for Franklin Payout 2020 Fund covers the fiscal year ended May 31, 2020.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +2.36% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index, posted a +2.59% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020. You can find more of the Fund’s performance data in the Performance Summary beginning on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/20

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2020. Over time, the Fund’s duration and weighted average maturity will decline as 2020 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2020, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 23.

Annual Report	3

FRANKLIN PAYOUT 2020 FUND

Maturity
5/31/20
% of Total Market Value

0 to 1 Year	100.0%

Top 10 Holdings*
5/31/20
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	12.3%
Federal Home Loan Bank (FHLB)	4.9%
Hershey Co.	2.5%
Emerson Electric Co.	2.5%
JPMorgan Chase & Co.	2.5%
Travelers Cos. Inc.	2.5%
Coca Cola Co.	2.5%
Northern Trust Corp.	2.5%
PepsiCo Inc.	2.5%
Equinor ASA	2.4%

*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s slight overweight duration positioning was the primary contributor to relative performance. The Fund’s allocation to investment-grade corporate securities also contributed to returns. Conversely, security selection within investment-grade corporate securities was a major detractor from results. Additionally, exposure to the high-yield corporate credit sector also hindered performance. Security selection in sovereign developed-market debt detracted slightly from results.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive, in our view. Additionally, we maintained a slightly overweighted position to the agency sector. Finally, we maintained a small overweighted duration positioning in the portfolio compared with the index, driven largely by our focus on bonds with final maturity dates closer to the Fund’s predetermined maturity date.

Thank you for your participation in Franklin Payout 2020 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

4	Annual Report

FRANKLIN PAYOUT 2020 FUND

Performance Summary as of May 31, 2020

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
1-Year	+2.36%	+2.36%
3-Year	+5.25%	+1.72%
Since Inception (6/1/15)	+10.69%	+2.05%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 7 for Performance Summary footnotes.

Annual Report	5

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/20)

See page 7 for Performance Summary footnotes.

6	Annual Report

FRANKLIN PAYOUT 2020 FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

Share Class	Net Investment Income
R6	$0.2047
Advisor	$0.2048
Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.46%	3.25%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction and fee waiver; without these reductions, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Factset. The Bloomberg Barclays U.S. Government/Credit 2020 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2020.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	7

FRANKLIN PAYOUT 2020 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,009.50	$1.46	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,009.50	$1.46	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

8	Annual Report

Franklin Payout 2021 Fund

This annual report for Franklin Payout 2021 Fund covers the fiscal year ended May 31, 2020.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +4.15% cumulative total return for the 12 months under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index, posted a +3.97% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021. You can find more of the Fund’s performance data in the Performance Summary beginning on page 11.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition

Based on Total Net Assets as of 5/31/20

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2021. Over time, the Fund’s duration and weighted average maturity will decline as 2021 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2021, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 28.

Annual Report	9

FRANKLIN PAYOUT 2021 FUND

Maturity
5/31/20
% of Total Market Value

0 to 1 Year	12.4%
1 to 2 Years	87.6%

Top 10 Holdings*
5/31/20
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	7.9%
Federal Home Loan Bank (FHLB)	5.0%
Federal Farm Credit Bank (FFCB)	4.9%
California State GO	2.6%
Total Capital SA	2.5%
Telstra Corp. Ltd.	2.5%
Gilead Sciences Inc.	2.5%
Berkshire Hathaway Inc.	2.5%
Intel Corp.	2.5%
BP Capital Markets PLC	2.5%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s exposure to investment-grade corporate securities was the primary contributor to relative performance. The Fund’s security selection within the high-yield sector also contributed to results, as did security selection in U.S. agency debt and sovereign developed-market debt. Conversely, allocation to the high-yield sector hindered performance as did exposure to taxable municipal bonds. The Funds’ slight overweight duration positioning benefited results.

At period-end, we remained overweighted and focused on investment-grade corporate credit exposures in the portfolio. This focus is based on our belief that valuations remained relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as valuations and income levels remained unattractive, in our view. Additionally, we maintained a slight overweighted position to the agency sector. Finally, we maintained a slight duration overweight in the portfolio driven largely by our focus on final maturity dates closer to year-end 2021 as compared with the index.

Thank you for your participation in Franklin Payout 2021 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

10	Annual Report

FRANKLIN PAYOUT 2021 FUND

Performance Summary as of May 31, 2020

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
1-Year	+4.15%	+4.15%
3-Year	+7.63%	+2.48%
Since Inception (6/1/15)	+14.41%	+2.73%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 13 for Performance Summary footnotes.

Annual Report	11

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (6/1/15–5/31/20)

See page 13 for Performance Summary footnotes.

12	Annual Report

FRANKLIN PAYOUT 2021 FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

Share Class	Net Investment Income
R6	$0.2246
Advisor	$0.2246

Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.46%	3.07%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Factset. The Bloomberg Barclays U.S. Government/Credit 2021 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2021.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	13

FRANKLIN PAYOUT 2021 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,022.30	$1.47	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,022.30	$1.47	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

14	Annual Report

Franklin Payout 2022 Fund

This annual report for Franklin Payout 2022 Fund covers the fiscal year ended May 31, 2020.

Your Fund’s Goals and Main Investments

The Fund seeks capital preservation and income with a predetermined maturity date. Under normal market conditions, the Fund invests predominantly in U.S. dollar-denominated investment-grade debt securities and investments, including government and corporate debt securities and asset-backed securities and municipal securities.

Performance Overview

The Fund’s Advisor Class shares posted a +5.95% cumulative total return for the period under review. In comparison, the Fund’s benchmark, the Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index, posted a +5.39% total return.1 The index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022. You can find more of the Fund’s performance data in the Performance Summary beginning on page 17.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Investment Strategy

We focus on investment-grade securities and investments or in unrated securities and investments we determine are of comparable quality. Our focus on the portfolio’s credit quality is intended to reduce credit risk and help to preserve capital. We may invest a significant portion of the Fund’s assets in U.S. dollar-denominated foreign securities, including debt issued by supranational entities. In choosing investments, we select securities in various market sectors based on our assessment of changing economic, market, industry and issuer conditions. We use a top-down analysis of

Portfolio Composition
Based on Total Net Assets as of 5/31/20

macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Although the Fund may invest in individual securities of any maturity, the Fund is a term fund and is managed to mature in 2022. Over time, the Fund’s duration and weighted average maturity will decline as 2022 approaches. In the later months of operation, when the debt securities held by the Fund mature, the proceeds from such securities will be held in cash, cash equivalents and money market instruments, including affiliated money market funds, or invested in short-term bonds. In early December 2022, the Fund is expected to consist almost entirely of cash, cash equivalents and money market instruments. The Fund is not designed for long-term capital appreciation and does not provide a complete solution for a shareholder’s retirement income needs. The Fund does not guarantee a level of dividends, income or principal at or before its target maturity date.

1. Source: FactSet.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 33.

Annual Report	15

FRANKLIN PAYOUT 2022 FUND

Maturity
5/31/20
% of Total Market Value

0 to 1 Year	5.0%
2 to 3 Years	90.7%
4 to 5 Years	2.9%
5 to 6 Years	1.4%

Top 10 Holdings*
5/31/20
Issue/Issuer	% of Total Net Assets
U.S. Treasury Note	9.6%
Federal Home Loan Bank (FHLB)	8.5%
Metlife Inc.	2.9%
International Business Machines Corp.	2.9%
Walmart Inc.	2.9%
JPMorgan Chase & Co.	2.8%
Bank of Montreal	2.8%
Colgate-Palmolive Co.	2.8%
Caterpillar Financial Services Corp.	2.8%
American Express Co.	2.8%
*	Securities are listed by issuer, which may appear by another name in the SOI.

Manager’s Discussion

During the period under review, the Fund’s slight overweight duration positioning was the primary contributor to relative performance. The Fund’s exposure to investment-grade corporate securities also contributed to results, as did exposure to the high-yield corporate sector. The Fund’s allocation to the asset-backed security sector also benefited performance. There were no material performance detractors over the period.

At period-end, we remained overweighted and focused on investment-grade corporate credit securities. This focus is based on our belief that valuations remain relatively attractive on a longer-term basis as well as the increased earnings potential available from this sector. Conversely, we maintained an underweighted allocation to the U.S. Treasury sector as its valuations and income levels remained unattractive, in our view. Additionally, we maintained a slight overweighted position to the agency sector. Finally, we maintained a slight duration overweight in the portfolio driven largely by our focus on final maturity dates closer to year-end as compared with the index.

Thank you for your participation in Franklin Payout 2022 Fund. We look forward to serving your future investment needs.

David Yuen, CFA, FRM Co-Lead Portfolio Manager

Tina Chou Co-Lead Portfolio Manager

Thomas Runkel, CFA
Co-Lead Portfolio Manager

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

16	Annual Report

FRANKLIN PAYOUT 2022 FUND

Performance Summary as of May 31, 2020

The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum and minimum is 0%. Advisor Class: no sales charges. For other share classes, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]
Advisor
1-Year	+5.95%	+5.95%
Since Inception (1/23/18)	+11.09%	+4.57%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, call a Franklin Templeton Institutional Services representative at (800) 321-8563.

See page 19 for Performance Summary footnotes.

Annual Report	17

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

Advisor Class (1/23/18–5/31/20)

See page 19 for Performance Summary footnotes.

18	Annual Report

FRANKLIN PAYOUT 2022 FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

Share Class	Net Investment Income
R6	$0.2497
Advisor	$0.2500

Total Annual Operating Expenses[5]

Share Class	With Fee Waiver	Without Fee Waiver
Advisor	0.44%	3.46%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Interest rate movements will affect the Fund’s share price and yield. Bond prices generally move in the opposite direction of interest rates. As the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. Interest earned on floating rate loans varies with changes in prevailing interest rates. Therefore, while floating rate loans offer higher interest income when interest rates rise, they will also generate less income when interest rates decline. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.

1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 9/30/20. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

4. Source: Factset. The Bloomberg Barclays U.S. Government/Credit 2022 Maturity Index includes investment-grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities and foreign debt maturing in 2022.

5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

Annual Report	19

FRANKLIN PAYOUT 2022 FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value	Ending Account Value 5/31/20	Expenses Paid During Period 1/23/18–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

R6	$1,000	$1,036.20	$1.48	$1,023.55	$1.47	0.29%
Advisor	$1,000	$1,036.20	$1.48	$1,023.55	$1.47	0.29%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

20	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2020 Fund

	Year Ended May 31,
	2020		2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.04		$9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.20		0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.03		0.09	(0.22)	(0.01)	0.11

Total from investment operations	0.23		0.30	(0.02)	0.20	0.31

Less distributions from:

Net investment income	(0.20)		(0.21)	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$10.07		$10.04	$9.95	$10.17	$10.17

Total return	2.36%		3.03%	(0.18)%	1.99%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.60%		3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.29%	[d]	0.29%	0.30%	0.30%	0.29%

Net investment income	1.98%		2.07%	2.03%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,042		$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	—%		6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	21

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2020 Fund (continued)

	Year Ended May 31,
	2020		2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.04		$9.95	$10.17	$10.17	$10.00

Income from investment operations[b]:

Net investment income[c]	0.20		0.21	0.20	0.21	0.20

Net realized and unrealized gains (losses)	0.03		0.08	(0.22)	(0.01)	0.11

Total from investment operations	0.23		0.29	(0.02)	0.20	0.31

Less distributions from:

Net investment income	(0.20)		(0.20)	(0.20)	(0.20)	(0.14)

Net asset value, end of year	$10.07		$10.04	$9.95	$10.17	$10.17

Total return	2.36%		3.02%	(0.18)%	2.00%	3.10%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.60%		3.23%	2.74%	2.72%	3.59%

Expenses net of waiver and payments by affiliates	0.29%	[d]	0.30%	0.31%	0.30%	0.29%

Net investment income	1.98%		2.06%	2.02%	2.02%	2.01%

Supplemental data

Net assets, end of year (000’s)	$2,042		$2,037	$2,018	$2,062	$2,061

Portfolio turnover rate	—%		6.50%	—%	1.28%	4.23%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dBenefit of expense reduction rounds to less than 0.01%.

22	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin Payout 2020 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 68.2%
Banks 5.0%
Bank of America Corp., senior note, 2.625%, 10/19/20	United States	$100,000	$100,875
JPMorgan Chase & Co., senior note, 4.25%, 10/15/20	United States	100,000	101,421

			202,296

Capital Goods 11.1%
Boeing Co., senior note, 1.65%, 10/30/20	United States	100,000	99,731
Caterpillar Financial Services Corp., senior note, 2.50%, 11/13/20	United States	100,000	100,865
Emerson Electric Co., senior bond, 4.25%, 11/15/20	United States	100,000	101,675
Lockheed Martin Corp., senior note, 2.50%, 11/23/20	United States	50,000	50,423
Raytheon Co., senior note, 3.125%, 10/15/20	United States	100,000	100,931

			453,625

Consumer Services 2.4%
Carnival Corp., senior note, 3.95%, 10/15/20	United States	50,000	48,995
Yum! Brands Inc., senior bond, 3.875%, 11/01/20	United States	50,000	50,243

			99,238

Diversified Financials 4.9%
Morgan Stanley, senior note, 5.50%, 7/24/20	United States	100,000	100,716
Northern Trust Corp., senior note, 3.45%, 11/04/20	United States	100,000	101,264

			201,980

Energy 11.1%
Enterprise Products Operating LLC, senior note, 5.20%, 9/01/20	United States	50,000	50,577
Equinor ASA, senior note, 2.90%, 11/08/20	Norway	100,000	101,025
Kinder Morgan Energy Partners LP, senior bond, 5.30%, 9/15/20	United States	50,000	50,540
[a]Schlumberger Finance Canada Ltd., senior note, 144A, 2.20%, 11/20/20	United States	100,000	99,895
TransCanada PipeLines Ltd., senior bond, 3.80%, 10/01/20	Canada	100,000	100,926
The Williams Cos. Inc., senior bond, 4.125%, 11/15/20	United States	50,000	50,139

			453,102

Food, Beverage & Tobacco 7.5%
Coca Cola Co., senior note, 3.15%, 11/15/20	United States	100,000	101,284
Hershey Co., senior note, 4.125%, 12/01/20	United States	100,000	101,735
PepsiCo Inc., senior bond, 3.125%, 11/01/20	United States	100,000	101,188

			304,207

Health Care Equipment & Services 7.4%
Becton Dickinson and Co., senior note, 3.25%, 11/12/20	United States	50,000	50,470
Cigna Holding Co., senior bond, 4.375%, 12/15/20	United States	50,000	50,429
Express Scripts Holding Co., senior note, 2.60%, 11/30/20	United States	50,000	50,423
Laboratory Corp. of America Holdings, senior note, 4.625%, 11/15/20	United States	50,000	50,159
UnitedHealth Group Inc., senior note, 3.875%, 10/15/20	United States	100,000	100,419

			301,900

Household & Personal Products 2.5%
Colgate-Palmolive Co., senior note, 2.95%, 11/01/20	United States	100,000	100,933

Annual Report	23

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)
Insurance 6.2%
Berkshire Hathaway Finance Corp., senior note, 2.90%, 10/15/20	United States	$100,000	$100,936
Prudential Financial Inc., senior note, 4.50%, 11/15/20	United States	50,000	50,913
Travelers Cos. Inc., senior note, 3.90%, 11/01/20	United States	100,000	101,345

			253,194

Materials 1.3%
[a]Georgia-Pacific LLC, senior note, 144A, 5.40%, 11/01/20	United States	50,000	50,995

Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Celgene Corp., senior bond, 3.95%, 10/15/20	United States	50,000	50,633

Technology Hardware & Equipment 2.7%
Apple Inc., senior note, 2.00%, 11/13/20	United States	100,000	100,582
HP Inc., senior note, 3.75%, 12/01/20	United States	9,000	9,135

			109,717

Utilities 4.9%
Alabama Power Co., senior note, 3.375%, 10/01/20	United States	100,000	100,845
Exelon Corp., senior note, 5.15%, 12/01/20	United States	50,000	50,531
Exelon Generation Co. LLC, senior bond, 4.00%, 10/01/20	United States	50,000	50,111

			201,487

Total Corporate Bonds (Cost $2,768,335)			2,783,307

Foreign Government and Agency Securities 4.9%
Inter-American Development Bank, senior note, 2.125%, 11/09/20	Supranational[b]	100,000	100,796
International Bank for Reconstruction and Development, senior note, 2.125%, 11/01/20	Supranational[b]	100,000	100,631

Total Foreign Government and Agency Securities (Cost $200,204)			201,427

U.S. Government and Agency Securities 17.2%
FHLB, 3.125%, 12/11/20	United States	200,000	203,104
U.S. Treasury Note,
2.625%, 11/15/20	United States	145,000	146,603
2.00%, 11/30/20	United States	145,000	146,306
2.375%, 12/31/20	United States	205,000	207,622

Total U.S. Government and Agency Securities (Cost $697,747)			703,635

Total Investments before Short Term Investments (Cost $3,666,286)			3,688,369

24	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2020 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $346,505) 8.5%

Money Market Funds 8.5%
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	346,505	$346,505

Total Investments (Cost $4,012,791) 98.8%			4,034,874
Other Assets, less Liabilities 1.2%			49,944

Net Assets 100.0%			$4,084,818

See Abbreviations on page 46.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $150,890, representing 3.7% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	25

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2021 Fund

	Year Ended May 31,
	2020	2019	2018	2017	2016[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.12	$9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.22	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.19	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.41	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	(0.22)	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	—	(0.01)	—	—	—

Total distributions	(0.22)	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$10.31	$10.12	$9.96	$10.25	$10.30

Total return	4.15%	4.04%	(0.65)%	1.68%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.50%	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.29% [d]	0.29%	0.30%	0.30%	0.29%

Net investment income	2.12%	2.32%	2.25%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,093	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	5.31%	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dBenefit of expense reduction rounds to less than 0.01%.

26	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2021 Fund (continued)

	Year Ended May 31,
	2020	2019	2018	2017	2016[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)
Net asset value, beginning of year	$10.12	$9.96	$10.25	$10.30	$10.00

Income from investment operations[b]:

Net investment income[c]	0.22	0.23	0.23	0.23	0.22

Net realized and unrealized gains (losses)	0.19	0.17	(0.29)	(0.06)	0.23

Total from investment operations	0.41	0.40	(0.06)	0.17	0.45

Less distributions from:

Net investment income	(0.22)	(0.23)	(0.23)	(0.22)	(0.15)

Net realized gains	—	(0.01)	—	—	—

Total distributions	(0.22)	(0.24)	(0.23)	(0.22)	(0.15)

Net asset value, end of year	$10.31	$10.12	$9.96	$10.25	$10.30

Total return	4.15%	4.02%	(0.65)%	1.69%	4.55%

Ratios to average net assets

Expenses before waiver and payments by affiliates	3.50%	3.05%	2.50%	2.85%	3.56%

Expenses net of waiver and payments by affiliates	0.29% [d]	0.30%	0.31%	0.30%	0.29%

Net investment income	2.12%	2.31%	2.23%	2.22%	2.21%

Supplemental data

Net assets, end of year (000’s)	$2,093	$2,054	$2,022	$2,081	$2,090

Portfolio turnover rate	5.31%	7.67%	—%	—%	—%

aFor the year June 1, 2015 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	27

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin Payout 2021 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 63.8%
Capital Goods 12.2%
The Boeing Co., senior note, 2.35%, 10/30/21	United States	$100,000	$100,204
Caterpillar Financial Services Corp., senior note, 1.931%, 10/01/21	United States	100,000	101,489
Emerson Electric Co., senior note, 2.625%, 12/01/21	United States	100,000	102,634
General Electric Co., senior note, 4.65%, 10/17/21	United States	100,000	103,826
John Deere Capital Corp., senior bond, 3.15%, 10/15/21	United States	100,000	103,393

			511,546

Consumer Services 2.4%
Marriott International Inc., senior note, N, 3.125%, 10/15/21	United States	50,000	49,781
Yum! Brands Inc., senior bond, 3.75%, 11/01/21	United States	50,000	50,744

			100,525

Diversified Financials 5.0%
Bank of New York Mellon Corp., senior note, 3.55%, 9/23/21	United States	100,000	104,051
Berkshire Hathaway Inc., senior note, 3.75%, 8/15/21	United States	100,000	104,341

			208,392

Energy 11.1%
BP Capital Markets PLC, senior note, 3.561%, 11/01/21	United Kingdom	100,000	104,097
Equinor ASA, senior note, 2.75%, 11/10/21	Norway	100,000	103,075
Halliburton Co., senior bond, 3.25%, 11/15/21	United States	100,000	101,458
Total Capital SA, senior bond, 4.25%, 12/15/21	France	100,000	105,215
The Williams Companies Inc., senior note, 4.00%, 11/15/21	United States	50,000	51,507

			465,352

Food & Staples Retailing 2.5%
The Kroger Co., senior note, 2.95%, 11/01/21	United States	50,000	51,536
Walgreens Boots Alliance Inc., senior note, 3.30%, 11/18/21	United States	50,000	51,467

			103,003

Food, Beverage & Tobacco 6.1%
General Mills Inc., senior bond, 3.15%, 12/15/21	United States	50,000	51,476
PepsiCo Inc., senior note, 1.70%, 10/06/21	United States	100,000	101,653
Philip Morris International Inc., senior note, 2.90%, 11/15/21	United States	100,000	103,586

			256,715

Health Care Equipment & Services 2.5%
UnitedHealth Group Inc., senior note, 3.375%, 11/15/21	United States	100,000	103,397

Insurance 3.7%
[a]New York Life Global Funding, secured note, 144A, 1.70%, 9/14/21	United States	100,000	101,598
Prudential Financial Inc., senior note, 4.50%, 11/16/21	United States	50,000	52,685

			154,283

Materials 3.5%
Air Products and Chemicals Inc., senior note, 3.00%, 11/03/21	United States	100,000	103,367
Ecolab Inc., senior note, 4.35%, 12/08/21	United States	40,000	42,468

			145,835

28	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

	Country/ Organization	Principal Amount*	Value

Corporate Bonds (continued)
Pharmaceuticals, Biotechnology & Life Sciences 5.0%
Gilead Sciences Inc., senior note, 4.40%, 12/01/21	United States	$100,000	$104,793
Johnson & Johnson, senior note, 2.45%, 12/05/21	United States	100,000	103,106

			207,899

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp., senior note, 3.30%, 10/01/21	United States	100,000	104,120

Telecommunication Services 2.5%
[a]Telstra Corp. Ltd., senior bond, 144A, 4.80%, 10/12/21	Australia	100,000	105,065

Transportation 1.2%
Norfolk Southern Corp., senior bond, 3.25%, 12/01/21	United States	50,000	51,543

Utilities 3.6%
Baltimore Gas & Electric Co., senior note, 3.50%, 11/15/21	United States	50,000	51,724
Duke Energy Corp., senior note, 1.80%, 9/01/21	United States	100,000	101,233

			152,957

Total Corporate Bonds (Cost $2,606,958)			2,670,632

Foreign Government and Agency Securities (Cost $100,040) 2.4%
European Investment Bank, senior note, 2.125%, 10/15/21	Supranational[b]	100,000	102,485

U.S. Government and Agency Securities 17.7%
FFCB, 2.00%, 12/01/21	United States	200,000	205,362
FHLB, 2.625%, 12/10/21	United States	200,000	207,350
U.S. Treasury Note,
1.875%, 11/30/21	United States	160,000	164,097
2.125%, 12/31/21	United States	160,000	164,938

Total U.S. Government and Agency Securities (Cost $721,044)			741,747

Municipal Bonds (Cost $104,198) 2.6%
California State GO, Various Purpose, 5.70%, 11/01/21	United States	100,000	106,800

Total Investments before Short Term Investments (Cost $3,532,240)			3,621,664

		Shares

Short Term Investments (Cost $512,564) 12.3%

Money Market Funds 12.3%
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	512,564	512,564

Total Investments (Cost $4,044,804) 98.8%			4,134,228
Other Assets, less Liabilities 1.2%			51,516

Net Assets 100.0%			$4,185,744

Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2021 Fund (continued)

See Abbreviations on page 46.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $206,663, representing 4.9% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

30	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin Payout 2022 Fund

	Year Ended May 31,
	2020		2019		2018[a]

Class R6

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.24		$9.94		$10.00

Income from investment operations[b]:

Net investment income[c]	0.25		0.25		0.08

Net realized and unrealized gains (losses)	0.35		0.29		(0.14)

Total from investment operations	0.60		0.54		(0.06)

Less distributions from:

Net investment income	(0.25)		(0.24)		—

Net asset value, end of year	$10.59		$10.24		$9.94

Total return[d]	5.94%		5.51%		(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.89%		4.62%		4.58%

Expenses net of waiver and payments by affiliates	0.29%	[f]	0.29%	[f]	0.30%

Net investment income	2.39%		2.50%		2.36%

Supplemental data

Net assets, end of year (000’s)	$1,853		$1,792		$1,739

Portfolio turnover rate	—%		—%		—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin Payout 2022 Fund (continued)

	Year Ended May 31,
	2020		2019		2018[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.24		$9.94		$10.00

Income from investment operations[b]:

Net investment income[c]	0.25		0.25		0.08

Net realized and unrealized gains (losses)	0.35		0.28		(0.14)

Total from investment operations	0.60		0.53		(0.06)

Less distributions from:

Net investment income	(0.25)		(0.23)		—

Net asset value, end of year	$10.59		$10.24		$9.94

Total return[d]	5.95%		5.48%		(0.60)%

Ratios to average net assets[e]

Expenses before waiver and payments by affiliates	3.89%		4.62%		4.58%

Expenses net of waiver and payments by affiliates	0.29%	[f]	0.30%	[f]	0.33%

Net investment income	2.39%		2.49%		2.33%

Supplemental data

Net assets, end of year (000’s)	$1,853		$1,792		$1,739

Portfolio turnover rate	—%		—%		—%

aFor the period January 23, 2018 (commencement of operations) to May 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

fBenefit of expense reduction rounds to less than 0.01%.

32	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin Payout 2022 Fund

	Country/ Organization	Principal Amount*	Value

Corporate Bonds 66.1%

Banks 9.9%
Bank of America Corp., senior note, 2.503%, 10/21/22	United States	$100,000	$102,367
Bank of Montreal, senior note, 2.55%, 11/06/22	Canada	100,000	104,844
Citigroup Inc., senior note, 2.70%, 10/27/22	United States	50,000	51,827
JPMorgan Chase & Co., senior note, 3.25%, 9/23/22	United States	100,000	105,465

			364,503

Capital Goods 7.0%
Caterpillar Financial Services Corp., senior note, 2.55%, 11/29/22	United States	100,000	104,679
General Dynamics Corp., senior bond, 2.25%, 11/15/22	United States	100,000	103,716
Raytheon Co., senior bond, 2.50%, 12/15/22	United States	50,000	51,930

			260,325

Commercial & Professional Services 1.4%
Equifax Inc., senior note, 3.30%, 12/15/22	United States	50,000	52,213

Diversified Financials 2.8%
American Express Co., senior note, 2.65%, 12/02/22	United States	100,000	104,586

Energy 5.5%
[a]APT Pipelines Ltd., senior note, 144A, 3.875%, 10/11/22	Australia	50,000	52,294
ONEOK Partners LP, senior bond, 3.375%, 10/01/22	United States	50,000	50,476
[a]Schlumberger Finance Canada Ltd., senior note, 144A, 2.65%, 11/20/22	United States	100,000	101,626

			204,396

Food & Staples Retailing 2.9%
Walmart Inc., senior note, 2.35%, 12/15/22	United States	100,000	104,916

Food, Beverage & Tobacco 2.8%
Philip Morris International Inc., senior note, 2.50%, 11/02/22	United States	100,000	104,291

Health Care Equipment & Services 2.8%
UnitedHealth Group Inc., senior note, 2.375%, 10/15/22	United States	100,000	104,171

Household & Personal Products 2.8%
Colgate-Palmolive Co., senior note, 2.25%, 11/15/22	United States	100,000	104,694

Insurance 8.5%
[a]Massmutual Global Funding II, secured note, 144A, 2.50%, 10/17/22	United States	100,000	104,342
Metlife Inc., senior bond, 3.048%, 12/15/22	United States	100,000	106,458
[a]Swiss Re Treasury U.S. Corp., senior note, 144A, 2.875%, 12/06/22	Switzerland	100,000	101,479

			312,279

Media & Entertainment 2.8%
TWDC Enterprises 18 Corp., senior bond, 2.35%, 12/01/22	United States	100,000	104,169

Pharmaceuticals, Biotechnology & Life Sciences 1.4%
AbbVie Inc., senior note, 2.90%, 11/06/22	United States	50,000	52,409

Real Estate 1.4%
Realty Income Corp., senior bond, 3.25%, 10/15/22	United States	50,000	52,246

Software & Services 4.3%
Fiserv Inc., senior bond, 3.50%, 10/01/22	United States	50,000	52,980
International Business Machines Corp., senior note, 2.875%, 11/09/22	United States	100,000	105,906

			158,886

Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

	Country/ Organization		Principal Amount*	Value

Corporate Bonds (continued)
Technology Hardware & Equipment 1.4%
NetApp Inc., senior bond, 3.25%, 12/15/22	United States		$50,000	$51,545

Telecommunication Services 1.4%
Verizon Communications Inc., senior note, 2.45%, 11/01/22	United States		50,000	52,350

Transportation 2.8%
United Parcel Service Inc., senior bond, 2.45%, 10/01/22	United States		100,000	104,357

Utilities 4.2%
AEP Texas Inc., senior note, 2.40%, 10/01/22	United States		50,000	51,503
NiSource Inc., senior note, 2.65%, 11/17/22	United States		50,000	51,722
Public Service Enterprise Group Inc., senior note, 2.65%, 11/15/22	United States		50,000	52,109

				155,334

Total Corporate Bonds (Cost $2,338,725)				2,447,670

Foreign Government and Agency Securities 5.6%
International Bank for Reconstruction and Development, senior note, 1.875%, 10/07/22	Supranational	[b]	100,000	103,662
International Finance Corp., senior note, 2.00%, 10/24/22	Supranational	[b]	100,000	104,055

Total Foreign Government and Agency Securities (Cost $197,059)				207,717

U.S. Government and Agency Securities 18.0%
FHLB,
1.875%, 12/09/22	United States		150,000	156,034
2.50%, 12/09/22	United States		150,000	158,346
U.S. Treasury Note,
1.625%, 11/15/22	United States		170,000	176,049
2.00%, 11/30/22.	United States		170,000	177,730

Total U.S. Government and Agency Securities (Cost $630,498)				668,159

Commercial Mortgage-Backed Securities 4.2%

Diversified Financials 4.2%
American Express Credit Account Master Trust, 2017-7, A, 2.35%, 5/15/25	United States		100,000	104,469
Capital One Multi-Asset Execution Trust, 2017-A6, A6, 2.29%, 7/15/25	United States		50,000	52,135

Total Commercial Mortgage-Backed Securities (Cost $147,176)				156,604

Total Investments before Short Term Investments (Cost $3,313,458)				3,480,150

34	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin Payout 2022 Fund (continued)

	Country/ Organization	Shares	Value

Short Term Investments (Cost $182,752) 4.9%

Money Market Funds 4.9%
[c,d]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	182,752	$182,752

Total Investments (Cost $3,496,210) 98.8%			3,662,902
Other Assets, less Liabilities 1.2%			43,702

Net Assets 100.0%			$3,706,604

See Abbreviations on page 46.

*The principal amount is stated in U.S. dollars unless otherwise indicated.

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At May 31, 2020, the aggregate value of these securities was $359,741, representing 9.7% of net assets.

bA supranational organization is an entity formed by two or more central governments through international treaties.

cSee Note 3(d) regarding investments in affiliated management investment companies.

dThe rate shown is the annualized seven-day effective yield at period end.

The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

May 31, 2020

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$3,666,286	$3,532,240	$3,313,458
Cost - Non-controlled affiliates (Note 3d)	346,505	512,564	182,752

Value - Unaffiliated issuers	$3,688,369	$3,621,664	$3,480,150
Value - Non-controlled affiliates (Note 3d)	346,505	512,564	182,752
Receivables:
Interest	21,919	24,387	17,536
Affiliates	79,656	79,011	77,318
Other assets	3	3	4

Total assets	4,136,452	4,237,629	3,757,760

Liabilities:
Payables:
Transfer agent fees	61	70	60
Reports to shareholders	1,461	1,487	1,487
Professional fees	48,091	48,028	47,897
Accrued expenses and other liabilities.	2,021	2,300	1,712

Total liabilities	51,634	51,885	51,156

Net assets, at value	$4,084,818	$4,185,744	$3,706,604

Net assets consist of:
Paid-in capital	$4,049,677	$4,054,606	$3,496,135
Total distributable earnings (losses)	35,141	131,138	210,469

Net assets, at value	$4,084,818	$4,185,744	$3,706,604

Class R6:
Net assets, at value	$2,042,429	$2,092,889	$1,853,312
Shares outstanding	202,763	203,001	175,000
Net asset value and maximum offering price per share	$10.07	$10.31	$10.59
Advisor Class:
Net assets, at value	$2,042,389	$2,092,855	$1,853,292
Shares outstanding	202,763	203,001	175,000
Net asset value and maximum offering price per share	$10.07	$10.31	$10.59

36	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2020

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3d)	$2,787	$3,979	$728
Interest:
Unaffiliated issuers	89,756	95,745	96,573
Total investment income	92,543	99,724	97,301

Expenses:
Management fees (Note 3a)	12,253	12,420	10,887
Transfer agent fees: (Note 3c)
Class R6	420	415	366
Advisor Class	411	441	390
Custodian fees (Note 4)	527	526	25
Reports to shareholders.	6,737	6,816	6,814
Registration and filing fees	37,387	37,351	35,629
Professional fees	76,292	76,030	75,663
Pricing fees	8,807	6,624	6,980
Other	4,421	4,421	4,593
Total expenses	147,255	145,044	141,347
Expense reductions (Note 4)	(8)	(7)	(10)
Expenses waived/paid by affiliates (Note 3e)	(135,398)	(133,005)	(130,786)

Net expenses	11,849	12,032	10,551

Net investment income	80,694	87,692	86,750

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers	(12,298)	10,611	6,793

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	26,055	70,114	117,437

Net realized and unrealized gain (loss)	13,757	80,725	124,230

Net increase (decrease) in net assets resulting from operations	$94,451	$168,417	$210,980

The accompanying notes are an integral part of these financial statements. | Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin		Franklin
	Payout 2020 Fund		Payout 2021 Fund
	Year Ended May 31,		Year Ended May 31,
	2020	2019	2020	2019
Increase (decrease) in net assets:
Operations:
Net investment income	$80,694	$83,392	$87,692	$93,424
Net realized gain (loss)	(12,298)	(5,944)	10,611	(6,310)
Net change in unrealized appreciation (depreciation)	26,055	43,541	70,114	72,495

Net increase (decrease) in net assets resulting from operations	94,451	120,989	168,417	159,609

Distributions to shareholders:
Class R6	(41,505)	(41,851)	(45,594)	(47,320)
Advisor Class	(41,526)	(41,546)	(45,594)	(47,015)

Total distributions to shareholders	(83,031)	(83,397)	(91,188)	(94,335)

Net increase (decrease) in net assets	11,420	37,592	77,229	65,274
Net assets:
Beginning of year	4,073,398	4,035,806	4,108,515	4,043,241

End of year	$4,084,818	$4,073,398	$4,185,744	$4,108,515

38	Annual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin
	Payout 2022 Fund
	Year Ended May 31,
	2020	2019
Increase (decrease) in net assets:
Operations:
Net investment income.	$86,750	$87,114
Net realized gain (loss)	6,793	—
Net change in unrealized appreciation (depreciation)	117,437	99,663

Net increase (decrease) in net assets resulting from operations	210,980	186,777

Distributions to shareholders:
Class R6	(43,697)	(41,125)
Advisor Class	(43,750)	(40,740)

Total distributions to shareholders.	(87,447)	(81,865)

Net increase (decrease) in net assets	123,533	104,912
Net assets:
Beginning of year	3,583,071	3,478,159

End of year	$3,706,604	$3,583,071

The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds offer two classes of shares: Class R6 and Advisor Class. Each class of shares may differ by its voting rights on matters affecting a single class and fees due to differing arrangements for transfer agent fees.

The following summarizes the Funds’ significant accounting policies.

a.  Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b.  Income and Deferred Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

40	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At May 31, 2020, there were an unlimited number of shares authorized (without par value). During the years ended May 31, 2019 and 2020, there were no transactions of the Funds’ shares.

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation

Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Portfolio Advisors, Inc. (FT Portfolio Advisors)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter

Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3.  Transactions with Affiliates (continued)

a.  Management Fees

The Funds pay an investment management fee to Advisers of 0.30% per year of the average daily net assets of each of the Funds.

Effective October 24, 2019, under a subadvisory agreement, FT Portfolio Advisors, an affiliate of Advisers, provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers, based on each Fund’s average daily net assets, and is not an additional expense of the Funds. Effective January 31, 2020, the subadvisory agreement was terminated.

b.  Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average daily net assets, and is not an additional expense of the Funds.

c.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the year ended May 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Transfer agent fees	$824	$835	$729

d.  Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended May 31, 2020, investments in affiliated management investment companies were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Franklin Payout 2020 Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	$186,412	$366,682	$(206,589)	$ —	$ —	$346,505	346,505	$2,787

Franklin Payout 2021 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	$274,467	$650,266	$(412,169)	$ —	$ —	$512,564	512,564	$3,979

42	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Dividend Income
Franklin Payout 2022 Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	$56,466	$323,683	$(197,397)	$ —	$ —	$182,752	182,752	$728

e.  Waiver and Expense Reimbursements

Advisers have contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for Advisor Class of the Funds do not exceed 0.44% and for Class R6 do not exceed 0.29%, based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

f.  Other Affiliated Transactions

At May 31, 2020, Advisers owned 100% of the Funds’ outstanding shares. Investment activities of this shareholder could have a material impact on the Funds.

4.  Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.

5.  Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains.

At May 31, 2020, the capital loss carryforwards were as follows:

Franklin Payout 2020 Fund

Capital loss carryforwards not subject to expiration:
Short term.	$ 972
Long term	18,360

Total capital loss carryforwards	$19,332

During the year ended May 31, 2020, the Franklin Payout 2021 Fund utilized $6,235 of capital loss carryforwards.

Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

5.  Income Taxes (continued)

The tax character of distributions paid during the years ended May 31, 2020 and 2019, was as follows:

	Franklin Payout 2020 Fund		Franklin Payout 2021 Fund		Franklin Payout 2022 Fund

	2020	2019	2020	2019	2020	2019
Distributions paid from:
Distributions paid from ordinary income	$83,031	$83,397	$91,188	$92,188	$87,447	$ 81,865
Long term capital gain	—	—	—	2,147	—	—

	$83,031	$83,397	$91,188	$94,335	$87,447	$ 81,865

At May 31, 2020, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Cost of investments	$4,012,791	$4,041,880	$3,494,524

Unrealized appreciation	$23,432	$92,658	$168,378
Unrealized depreciation	(1,349)	(310)	—

Net unrealized appreciation (depreciation)	$22,083	$92,348	$168,378

Distributable earnings:
Undistributed ordinary income	$32,394	$35,798	$35,297
Undistributed long term capital gains	—	2,996	6,793

Total distributable earnings	$32,394	$38,794	$42,090

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts and premiums.

6.  Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2020, were as follows:

	Franklin Payout 2020 Fund	Franklin Payout 2021 Fund	Franklin Payout 2022 Fund

Purchases	$—	$199,727	$—
Sales	$170,334	$467,298	$155,876

7.  Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

44	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

8.  Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2020, the Funds did not use the Global Credit Facility.

9.  Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of May 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin Payout 2020 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,783,307	$—	$2,783,307
Foreign Government and Agency Securities	—	201,427	—	201,427
U.S. Government and Agency Securities	—	703,635	—	703,635
Short Term Investments	346,505	—	—	346,505

Total Investments in Securities	$346,505	$3,688,369	$—	$4,034,874

Franklin Payout 2021 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,670,632	$—	$2,670,632
Foreign Government and Agency Securities	—	102,485	—	102,485
U.S. Government and Agency Securities	—	741,747	—	741,747
Municipal Bonds	—	106,800	—	106,800
Short Term Investments	512,564	—	—	512,564

Total Investments in Securities	$512,564	$3,621,664	$—	$4,134,228

Annual Report	45

FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

9.  Fair Value Measurements (continued)

	Level 1	Level 2	Level 3	Total

Franklin Payout 2022 Fund
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$2,447,670	$—	$2,447,670
Foreign Government and Agency Securities	—	207,717	—	207,717
U.S. Government and Agency Securities	—	668,159	—	668,159
Commercial Mortgage-Backed Securities	—	156,604	—	156,604
Short Term Investments	182,752	—	—	182,752

Total Investments in Securities	$182,752	$3,480,150	$—	$3,662,902

aFor detailed categories, see the accompanying Statement of Investments.

10.  New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update (ASU) which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

11.  Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

FFCB	Federal Farm Credit Bank

FHLB	Federal Home Loan Bank

GO	General Obligation

46	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of each of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Annual Report	47

FRANKLIN FUND ALLOCATOR SERIES

Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	129	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	110	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	129	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since 2019	129	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present); formerly, RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

48	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	129	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	129	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	140	None

Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	129	None

Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Annual Report	49

FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

50	Annual Report

FRANKLIN FUND ALLOCATOR SERIES

Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

Annual Report	51

FRANKLIN FUND ALLOCATOR SERIES

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin Payout 2020 Fund

Franklin Payout 2021 Fund

Franklin Payout 2022 Fund

(each a Fund)

At an in-person meeting held on February 25, 2020 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and

(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements, which included discussion of the changing distribution landscape for the Funds. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital

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investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin Payout 2020 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income return and annualized total return for the one- and three-year periods were below the medians of its Performance Universe. The Board discussed this performance with management and management explained that the Performance Universe was not directly comparable to the Fund as the peers comprising the Performance Universe maintained a shorter duration than the Fund and had the ability to invest in below investment-grade securities, whereas the Fund maintained a slightly longer duration and limits its investments to high-quality investment-grade fixed income securities. Given the Fund’s short operating history and the differences between the Fund and the Performance Universe, the Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted that, while below the medians, the Fund’s one-year annualized income return was 2.05% and one-year annualized total return was 3.50%.

Franklin Payout 2021 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short investment-grade debt funds. The Fund commenced operations on June 1, 2015, and thus has been in operation for less than 10 years. The Board noted that the Fund’s annualized income return for the one-year period was below the median of its Performance Universe, but for the three-year period was above the median of its Performance Universe. The Board further noted that the Fund’s annualized total return for the one- and three-year periods was above the median and in the second quintile of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that, while below the median, the annualized income return for the one-year period was 2.23%.

Franklin Payout 2022 Fund – The Performance Universe for the Fund included the Fund and all retail and institutional short-intermediate investment-grade debt funds. The Fund commenced operations on January 23, 2018, and thus has been in operation for less than three years. The Board noted that the Fund’s annualized income return and annualized total return for the one-year period were above the medians and in the first quintile (best) of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which

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reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Advisor Class shares for each of the Franklin Payout 2020 Fund and the Franklin Payout 2021 Fund and for Institutional Class, Class F, Class I, Class P, and Class F3 shares for certain other funds in each Fund’s respective Expense Group; and (ii) Advisor Class shares for the Franklin Payout 2022 Fund and for Institutional Class, Class I, Class I+, Class R6 and Servicing Class shares for certain other funds in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for each of the Franklin Payout 2020 Fund and Franklin Payout 2021 Fund included the respective Fund and 16 other short investment-grade debt funds. The Expense Group for the Franklin Payout 2022 Fund included the Fund and nine other short-intermediate investment-grade debt funds. The Board noted that the Management Rates and actual total expense ratios for the Funds were below the medians of their respective Expense Groups. The Board concluded that the Management Rates charged to the Funds are reasonable. In doing so, the Board noted that the actual total expense ratio for each Fund reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged by the Manager to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable upfront expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that at the end of 2019, each Fund’s net assets were approximately $4 million or below and that the Franklin

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Payout 2022 Fund did not commence operations until January 23, 2018. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

The LRMP Administrator Annual Report was presented to the Fund(s) Board of Trustees at their meetings in May 2020. The report covered the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019 (the “covered period”). The report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the

Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

During the reporting period, the Fund maintained a high level of liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund was designated a “Primarily Highly Liquid Fund” as defined under the Liquidity Rule and has not adopted a “Highly Liquid Investment Minimum.” A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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SHAREHOLDER INFORMATION

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Fund Allocator Series

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc.	(800) 321-8563

© 2020 Franklin Templeton Investments. All rights reserved.		FAS3 A 07/20

Franklin NextStep Conservative Fund	Franklin NextStep Growth Fund

Franklin NextStep Moderate Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Internet Delivery of Fund Reports Unless You Request Paper Copies: Effective January 1, 2021, as permitted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request them from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not signed up for electronic delivery, we would encourage you to join fellow shareholders who have. You may elect to receive shareholder reports and other communications electronically from the Fund by calling (800) 632-2301 or by contacting your financial intermediary.

You may elect to continue to receive paper copies of all your future shareholder reports free of charge by contacting your financial intermediary or, if you invest directly with a Fund, calling (800) 632-2301 to let the Fund know of your request. Your election to receive reports in paper will apply to all funds held in your account.

Visit nextstepfunds.com for fund updates and to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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ANNUAL REPORT

Economic and Market Overview

Global developed and emerging market equities, as measured by the MSCI All Country World Index, advanced during the 12 months under review. However, stocks fell sharply in early 2020 as countries around the world implemented lockdowns in an effort to slow the spread of the novel coronavirus (COVID-19). Global supply chain disruptions, business and personal restrictions and subdued consumer spending drove many investors to sell equity holdings in favor of perceived safe investments such as government bonds and cash. However, global equities, notably in the U.S., rebounded during the last two months of the reporting period amid optimism about easing lockdown restrictions and potential COVID-19 vaccines and treatments.

In the U.S., a strong labor market and solid consumer spending growth drove steady economic growth through February 2020. However, government-issued restrictions to mitigate the COVID-19 pandemic severely impacted the U.S. economy beginning in March. As a result, the unemployment rate surged to 14.7% in April 2020 with nearly 41 million workers filing for unemployment benefits by the end of the reporting period as many businesses, particularly those involved in hospitality, retail and travel, announced mass layoffs.1 Within just two months, the unemployment rate went from a 50-year low in February 2020 to an 80-year high in April 2020, the fastest reversal of fortune in the post-World War II era. During March and April, consumer spending, a major economic growth engine through most of the reporting period, posted the sharpest decline in more than 60 years. According to the National Bureau of Economic Research, the longest U.S. economic expansion in history ended in February 2020 as the country slipped into a severe recession.

The U.S. Federal Reserve (Fed) made efforts to support the U.S. economy both before and during the pandemic. The Fed cut the federal funds target rate three times in 2019, lowering it to a range of 1.50%–1.75%. In March 2020, as the pandemic began to severely impact the economy and financial markets, the Fed implemented two emergency rate cuts, lowering the federal funds target rate to a range of 0.00%–0.25%, and announced sweeping quantitative easing measures aimed at ensuring the free flow of credit to borrowers and supporting credit markets with unlimited amounts of bond purchasing.

In the eurozone, some analysts forecasted a significant contraction in 2020, particularly in southern European countries, as the magnitude of the economic disruption caused by the COVID-19 pandemic became apparent. European developed market equities, as measured by the MSCI Europe Index, declined for the period, as the market downturn in the first quarter of 2020 erased previous gains from easing trade tensions and a Brexit agreement.

Asian developed and emerging market equities, as measured by the MSCI All Country Asia Index, advanced modestly during the 12-month period. Before the pandemic, Asian stocks were aided by easing trade tensions and the eventual U.S.-China phase one trade agreement. The onset of the pandemic brought dramatically slower economic activity in Asia, as businesses halted operations and manufacturing and export activity plummeted in the region’s major economies. Asian markets generally advanced toward period-end, bolstered by fiscal stimulus measures and economies reopening throughout the region.

Emerging market stocks, as measured by the MSCI Emerging Markets Index, declined due primarily to the COVID-19 pandemic. A sharp decrease in prices for oil and other natural resources also hurt emerging market economies reliant on these exports.

The foregoing information reflects our analysis and opinions as of May 31, 2020. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: U.S. Bureau of Labor Statistics

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Franklin NextStep Conservative Fund

This annual report for Franklin NextStep Conservative Fund covers the fiscal year ended May 31, 2020. As previously communicated, the Fund is anticipated to be liquidated on or about August 14, 2020 (Liquidation Date), but may be delayed if unforeseen circumstances arise. Effective at the close of market on June 18, 2020, the Fund closed to all new investors, with limited exceptions. The Fund will not accept any additional purchases after the close of market on or about August 12, 2020. The Fund reserves the right to change this policy at any time. Shareholders of the Fund on the Liquidation Date will have their accounts liquidated and the proceeds will be delivered to them.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a conservative level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity and debt investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +5.97% for the 12 months under review. In comparison, the Fund’s domestic fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which measures performance of the U.S. investment-grade, fixed-rate, taxable income bond market, posted a +9.42% total return. The Fund’s domestic equity benchmark, the Standard & Poor’s 500® Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +12.84% total return. The Fund’s foreign fixed income benchmark Bloomberg Barclays Multiverse ex-USD (USD Hedged)

Asset Allocation*

Based on Total Net Assets as of 5/31/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Index, which provides a broad-based measure of the global fixed income bond market excluding the U.S., posted a +5.17% total return. The Fund’s foreign equity benchmark, the MSCI All Country World (ACWI) ex USA Index-NR, which measures equity performance in global developed and emerging markets excluding the U.S., posted a -3.43% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 6.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 25% to equities and equity-related securities and 75% to debt securities. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity and debt investments will

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 27.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

typically be in the 10%–30% and 70%–90% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value). When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios.

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Top 10 Fund Holdings

5/31/20

% of Total Net Assets

Prudential Core Bond Fund – Class R6	17.5%

Franklin Liberty U.S. Core Bond ETF	14.1%

iShares 7-10 Year Treasury Bond ETF	10.7%

iShares Core U.S. Aggregate Bond ETF	8.1%

Franklin Low Duration Total Return Fund – Class R6	7.6%

iShares Core S&P 500 ETF	6.8%

Vanguard Total International Bond ETF	6.7%

Franklin LibertyQ U.S. Equity ETF	5.1%

Templeton Global Total Return Fund – Class R6	4.4%

Xtrackers USD High Yield Corporate Bond ETF	3.8%

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income and equities, as well as manager selection decisions within those asset classes.

On May 31, 2020, the portfolio was diversified across capitalization sizes, regions and investment styles for both our fixed income and equity allocations. At period-end, Franklin NextStep Conservative Fund allocated 72.8% of total net assets to fixed income, 25.6% to equity and 1.6% to cash. Domestic fixed income exposure was 84.7% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund — Class R6, at 17.5% of the Fund’s total net assets, was our largest fixed income weighting at period-end. On the equity side, domestic exposure was 66.4% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end, with 6.8% of the Fund’s total net assets.

During the reporting period, fixed income selections and a slight underweight detracted from the Fund’s relative performance. A low duration theme in fixed income allocation hampered relative results for the 12-month period, though the majority of underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted. In contrast, exposure to longer-dated U.S. Treasuries strengthened results.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds that focused on large-cap strategies. However, contributions to equity performance were partially offset by weak results in emerging markets. An underweight to developed markets outside of the U.S. and Canada boosted relative performance, though European equity funds generally detracted.

Our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and global fixed income fund holding, Vanguard Total International Bond Fund ETF, performed in line with the Bloomberg Barclays Multiverse-ex USD (USD Hedged) Index. On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500 Index, while our largest foreign equity fund holding, T. Rowe Price Overseas Stock Fund – I, performed better than the MSCI All Country World ex USD Index-NR.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Thank you for your participation in Franklin NextStep Conservative Fund. It has been a pleasure serving your investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

CFA® is a trademark owned by CFA Institute.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

Performance Summary as of May 31, 2020

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+5.97%	+0.11%

3-Year	+12.48%	+2.05%

Since Inception (2/5/16)	+22.98%	+3.55%

Advisor[5]

1-Year	+6.31%	+6.31%

3-Year	+13.51%	+4.31%

Since Inception(2/5/16)	+24.30%	+5.17%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP CONSERVATIVE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/20)

Advisor Class (2/5/16–5/31/20)

See page 8 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

	Net Investment	Short-Term	Long-Term
Share Class	Income	Capital Gain	Capital Gain	Total

A	$0.2784	$0.0211	$0.0367	$0.3362

C	$0.1925	$0.0211	$0.0367	$0.2503

Advisor	$0.3032	$0.0211	$0.0367	$0.3610

Total Annual Operating Expenses[7]

	With Fee	Without Fee
Share Class	Waiver	Waiver
A	0.97%	4.40%
Advisor	0.72%	4.15%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard& Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$1,013.90	$3.02	$1,022.00	$3.03	0.60%
C	$1,000	$1,010.10	$6.88	$1,018.15	$6.91	1.37%
Advisor	$1,000	$1,016.00	$1.76	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Moderate Fund

This annual report for Franklin NextStep Moderate Fund covers the fiscal year ended May 31, 2020. As previously communicated, the Fund is anticipated to be liquidated on or about August 14, 2020 (Liquidation Date), but may be delayed if unforeseen circumstances arise. Effective at the close of market on June 18, 2020, the Fund closed to all new investors, with limited exceptions. The Fund will not accept any additional purchases after the close of market on or about August 12, 2020. The Fund reserves the right to change this policy at any time. Shareholders of the Fund on the Liquidation Date will have their accounts liquidated and the proceeds will be delivered to them.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a moderate level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +6.22% for the 12 months under review. In comparison, the Fund’s domestic fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which measures performance of the U.S. investment-grade, fixed-rate, taxable income bond market, posted a +9.42% total return. The Fund’s domestic equity benchmark, the Standard & Poor’s 500® Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +12.84% total return. The Fund’s foreign fixed income benchmark Bloomberg Barclays Multiverse ex-USD (USD Hedged)

Asset Allocation*

Based on Total Net Assets as of 5/31/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Index, which provides a broad-based measure of the global fixed income bond market excluding the U.S., posted a +5.17% total return. The Fund’s foreign equity benchmark, the MSCI All Country World (ACWI) ex USA Index-NR, which measures equity performance in global developed and emerging markets excluding the U.S., posted a -3.43% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page 13.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 60% to equities and equity-related securities and 40% to debt securities. The Fund may also invest up to 5% in alternative investment

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 32.

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funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 45%–65%, 35%–55% and 0%–5% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/20

% of Total Net Assets

iShares Core S&P 500 ETF	15.7%

Franklin LibertyQ U.S. Equity ETF	11.9%

Prudential Core Bond Fund – Class R6	9.1%

Pioneer Fundamental Growth Fund – Class K	7.9%

T. Rowe Price Overseas Stock Fund – Class I	7.6%

Franklin Liberty U.S. Core Bond ETF	6.9%

iShares Core MSCI EAFE ETF	5.5%

iShares 7-10 Year Treasury Bond ETF	5.2%

Invesco QQQ Trust Series 1 ETF	4.0%

Vanguard Total International Bond ETF	3.7%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On May 31, 2020, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Moderate Fund allocated 61.0% of total net assets to equity, 36.1% to fixed income, 1.5% to alternatives and 1.4% to cash. On the equity side, domestic exposure was 64.7% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 15.7% of the Fund’s total net assets. Domestic fixed income exposure was 83.1% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund — Class R6, at 9.1% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall equity and fixed income selections detracted from the Fund’s relative performance. Off-benchmark exposure to alternative investments also weakened results though both selections continued to provide investors with current yield and lower volatility than broader equity markets.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds that followed large-cap growth strategies. An underweight in developed markets outside the U.S. and Canada also supported performance, though funds focused on Europe generally faltered. Weak results in emerging markets also detracted from equity performance.

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A low duration theme in fixed income allocation hampered relative results for the 12-month period, though all underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted from relative performance. In contrast, exposure to longer-dated U.S. Treasuries strengthened results.

On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500 Index, while our largest foreign equity fund holding, T. Rowe Price Overseas Stock Fund – I, performed better than the MSCI All Country World ex USD Index-NR. Our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and global fixed income fund holding, Vanguard Total International Bond Fund ETF, performed in line with the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Moderate Fund. It has been a pleasure serving your investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of May 31, 2020

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+6.22%	+0.36%

3-Year	+14.88%	+2.78%

Since Inception (2/5/16)	+33.96%	+5.62%

Advisor[5]

1-Year	+6.39%	+6.39%

3-Year	+15.66%	+4.97%

Since Inception(2/5/16)	+35.31%	+7.25%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 15 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP MODERATE FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/20)

Advisor Class (2/5/16–5/31/20)

See page 15 for Performance Summary footnotes.

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PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.2501	$0.0020	$0.3568	$0.6089

C	$0.1593	$0.0020	$0.3568	$0.5181

Advisor	$0.2801	$0.0020	$0.3568	$0.6389

Total Annual Operating Expenses[7]
Share Class	With Fee Waiver	Without Fee Waiver
A	1.02%	1.85%
Advisor	0.77%	1.60%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard& Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$982.20	$2.97	$1,022.00	$3.03	0.60%
C	$1,000	$978.20	$6.73	$1,018.20	$6.86	1.36%
Advisor	$1,000	$983.50	$1.74	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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Franklin NextStep Growth Fund

This annual report for Franklin NextStep Growth Fund covers the fiscal year ended May 31, 2020. As previously communicated, the Fund is anticipated to be liquidated on or about August 14, 2020 (Liquidation Date), but may be delayed if unforeseen circumstances arise. Effective at the close of market on June 18, 2020, the Fund closed to all new investors, with limited exceptions. The Fund will not accept any additional purchases after the close of market on or about August 12, 2020. The Fund reserves the right to change this policy at any time. Shareholders of the Fund on the Liquidation Date will have their accounts liquidated and the proceeds will be delivered to them.

Your Fund’s Goals and Main Investments

The Fund seeks the highest level of long-term total return consistent with a growth-oriented level of risk.1 As a “fund of funds,” it seeks to achieve its investment goal by investing its assets in underlying funds (i.e., other mutual funds and exchange-traded funds (ETFs)) managed by Franklin Templeton as well as those managed by unaffiliated investment managers. Under normal market conditions, we allocate the Fund’s assets among the broad asset classes of equity, debt and alternative investments by investing primarily in a distinctly weighted combination of underlying funds, based on each underlying fund’s predominant asset class. These underlying funds, in turn, invest in a variety of U.S. and foreign equity, debt and derivative investments.

Performance Overview

The Fund’s Class A shares posted a cumulative total return of +6.45% for the 12 months under review. In comparison, the Fund’s domestic fixed income benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, which measures performance of the U.S. investment-grade, fixed-rate, taxable income bond market, posted a +9.42% total return. The Fund’s domestic equity benchmark, the Standard & Poor’s 500® Index (S&P 500®), which is a broad measure of U.S. stock performance, posted a +12.84% total return. The Fund’s foreign fixed income benchmark Bloomberg Barclays Multiverse ex-USD (USD Hedged)

Asset Allocation*

Based on Total Net Assets as of 5/31/20

*The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund and other fund investments into a broad asset class based on its predominant investments under normal market conditions.

Index, which provides a broad-based measure of the global fixed income bond market excluding the U.S., posted a +5.17% total return. The Fund’s foreign equity benchmark, the MSCI All Country World (ACWI) ex USA Index-NR, which measures equity performance in global developed and emerging markets excluding the U.S., posted a -3.43% total return.2 You can find the Fund’s long-term performance data in the Performance Summary beginning on page. 20.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

Investment Strategy

The Fund seeks to maintain a target exposure, principally through investment in underlying funds, of 75% to equities and equity-related securities and 25% to debt securities. The Fund may also invest up to 10% in alternative investment

1. The risk/reward potential is based on the Fund’s goal and level of risk. It is not indicative of the Fund’s actual or implied performance or portfolio composition, which may change on a continuous basis.

2. Source: Morningstar.

The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sale charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI, which begins on page 37.

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FRANKLIN NEXTSTEP GROWTH FUND

funds. The Fund’s asset allocation may change from time to time and deviate from its target exposure based on market conditions and our strategic and tactical asset allocation views. However, the Fund’s equity, debt and alternative investments will typically be in the 60%–80%, 20%–40% and 0%–10% range, respectively. The risk profile of underlying funds will be considered when determining allocations. The Fund may also invest directly in securities of each asset class and may use currency forwards for hedging purposes.

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency in exchange for another currency at a specific exchange rate on a future date. Currency forward contracts are privately traded in the interbank market, not on a centralized exchange.

Risk control will be an integral part of the Fund’s investment process. Among other things, we will analyze portfolio volatility, portfolio concentration, expected extreme events and expected instability in returns among various asset classes and types of investments. When selecting equity funds for purchase or sale, we consider the underlying funds’ foreign and domestic exposure, market capitalization ranges and investment style (growth vs. value).

Top 10 Fund Holdings

5/31/20

% of Total Net Assets

iShares Core S&P 500 ETF	20.2%

Franklin LibertyQ U.S. Equity ETF	15.2%

Pioneer Fundamental Growth Fund – Class K	10.1%

T. Rowe Price Overseas Stock Fund – Class I	8.9%

iShares Core MSCI EAFE ETF	6.5%

Prudential Core Bond Fund – Class R6	5.3%

Invesco QQQ Trust Series 1 ETF	5.1%

Franklin Liberty U.S. Core Bond ETF	4.0%

Goldman Sachs Emerging Markets Equity Insights Fund	3.4%

Templeton Developing Markets Trust – Class R6	3.3%

When selecting debt funds for purchase or sale, we focus primarily on maximizing income appropriate to the Fund’s risk profile and consider the overall credit quality, duration and maturity of the underlying funds’ portfolios. When selecting alternative investment funds for purchase or sale, we focus primarily on the specific alternative strategy employed by the fund; how the fund generates alpha (a measurement of how well the fund performed compared to a benchmark index); how the fund is expected to correlate to different markets; the strategies, methods and techniques the underlying fund uses to hedge certain markets or investments; and how a fund’s net asset value typically reduces when the market falls (the lower correlation between these two factors, the better).

What is duration?

Duration is a measure of a bond’s price sensitivity to interest-rate changes. In general, a portfolio of securities with a lower duration can be expected to be less sensitive to interest-rate changes than a portfolio with a higher duration.

Manager’s Discussion

The Fund’s performance can be attributed to our cross-asset allocation within fixed income, equities and alternatives, as well as manager selection decisions within those asset classes.

On May 31, 2020, the portfolio was diversified across capitalization sizes, regions and investment styles for both our equity and fixed income allocations. At period-end, Franklin NextStep Growth Fund allocated 76.1% of total net assets to equity, 21.1% to fixed income, 1.5% to alternatives and 1.3% to cash. On the equity side, domestic exposure was 66.5% of the Fund’s total equity weighting, with the balance represented by foreign equity. iShares Core S&P 500 ETF was our largest equity weighting at period-end with 20.2% of the Fund’s total net assets. Domestic fixed income exposure was 82.5% of the total fixed income weighting, with the balance represented by foreign fixed income. Prudential Core Bond Fund — Class R6, at 5.3% of the Fund’s total net assets, was our largest fixed income weighting at period-end.

During the reporting period, overall equity and fixed income selections detracted from the Fund’s relative performance. Off-benchmark exposure to alternative investments also weakened results, though both selections continued to provide investors with current yield and lower volatility than broader equity markets.

In equity, positioning in the U.S. benefited from a modest regional overweight and from underlying funds following large-cap growth strategies. An underweight in developed markets outside the U.S. and Canada also supported performance, though funds focused on Europe generally faltered. Weak results in emerging markets also detracted from equity performance.

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FRANKLIN NEXTSTEP GROWTH FUND

A low duration theme in fixed income allocation hampered relative results for the 12-month period, though nearly all underlying bond funds provided positive absolute returns. Exposure to corporate high-yield bonds also detracted from relative performance. In contrast, exposure to longer-dated U.S. Treasuries strengthened results.

On the equity side, our largest domestic equity fund holding, iShares Core S&P 500 ETF, performed in line with the S&P 500 Index, while our largest foreign equity fund holding, T. Rowe Price Overseas Stock Fund – I, performed better than the MSCI All Country World ex USA Index-NR. On the fixed income side, our largest domestic fixed income fund holding, Prudential Core Bond Fund – Class R6, underperformed the Bloomberg Barclays U.S. Aggregate Bond Index, and global fixed income fund holding, Vanguard Total International Bond Fund ETF, performed in line with the Bloomberg Barclays Multiverse ex USD (USD Hedged) Index.

Thank you for your participation in Franklin NextStep Growth Fund. It has been a pleasure serving your investment needs.

Thomas A. Nelson, CFA

May Tong, CFA

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of May 31, 2020, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEXTSTEP GROWTH FUND

Performance Summary as of May 31, 2020

The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 5/31/201

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit nextstepfunds.com.

Share Class	Cumulative Total Return[2]	Average Annual Total Return[3]

A4

1-Year	+6.45%	+0.63%

3-Year	+16.50%	+3.26%

Since Inception (2/5/16)	+37.83%	+6.32%

Advisor[5]

1-Year	+6.78%	+6.78%

3-Year	+17.50%	+5.52%

Since Inception(2/5/16)	+39.28%	+7.98%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to nextstepfunds.com or call (800) 342-5236.

See page 22 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

Class A (2/5/16–5/31/20)

Advisor Class (2/5/16–5/31/20)

See page 22 for Performance Summary footnotes.

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FRANKLIN NEXTSTEP GROWTH FUND

PERFORMANCE SUMMARY

Distributions (6/1/19–5/31/20)

Share Class	Net Investment Income	Short-Term Capital Gain	Long-Term Capital Gain	Total

A	$0.2492	$0.0159	$0.4757	$0.7408

C	$0.1423	$0.0159	$0.4757	$0.6339

Advisor	$0.2887	$0.0159	$0.4757	$0.7803

Total Annual Operating Expenses[7]

Share Class	With Fee Waiver	Without Fee Waiver
A	1.03%	2.60%
Advisor	0.78%	2.35%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

While an asset allocation plan can be a valuable tool to help reduce overall volatility, all investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, which may engage in a variety of investment strategies involving certain risks, the Fund is subject to those same risks. In addition, shareholders of the Fund will indirectly bear the fees and expenses of the underlying funds. The risks described herein are the principal risks of the Fund and the underlying funds. Typically, the more aggressive the investment, or the greater the potential return, the more risk involved. Generally, investors should be comfortable with some fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as the prices of bonds in a fund adjust to a rise in interest rates, that fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability; risks which are heightened in developing countries. Investments in derivatives involve costs and create economic leverage, which may result in significant volatility and cause the funds to participate in losses (as well as gains) that significantly exceed the funds’ initial investment. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. These risks are described in the Fund’s prospectus. Investors should consult their financial advisor for help selecting the appropriate fund of funds, or fund combination, based on an evaluation of their investment objectives and risk tolerance.

1. The Fund has an expense reduction contractually guaranteed through 9/30/20. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the period indicated. Return for less than one year, if any, has not been annualized.

4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.

5. Effective 6/15/16, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 6/15/16, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 6/15/16, actual Advisor Class performance is used reflecting all charges and fees applicable to that class.

6. Source: Morningstar. The S&P 500 is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance. The MSCI ACWI ex USA Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets excluding the U.S. Net Returns (NR) include income net of tax withholding when dividends are paid. The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC-registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity, and must be rated investment grade (Baa3/BBB-/BBB- or above) using the middle rating of Moody’s, Standard& Poor’s and Fitch, respectively. The Bloomberg Barclays Multiverse ex USD (USD Hedged) Index provides a broad-based measure of the global fixed income bond market. The index represents the union of the Global Aggregate Index and the Global High Yield Index and captures investment-grade and high-yield securities in all eligible currencies.

7. Figures are as stated in the Fund’s current prospectus, including the effect of acquired fund fees and expenses, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEXTSTEP GROWTH FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)
Share Class	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Ending Account Value 5/31/20	Expenses Paid During Period 12/1/19–5/31/201, [2]	Net Annualized Expense Ratio[2]

A	$1,000	$970.30	$2.96	$1,022.00	$3.03	0.60%
C	$1,000	$966.90	$6.69	$1,018.20	$6.86	1.36%
Advisor	$1,000	$971.80	$1.73	$1,023.25	$1.77	0.35%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/366 to reflect the one-half year period.

2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Conservative Fund

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.77	$10.80	$10.80	$10.42	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.26	0.29	0.18	0.13	0.03

Net realized and unrealized gains (losses)	0.39	0.08	0.10	0.37	0.40

Total from investment operations	0.65	0.37	0.28	0.50	0.43

Less distributions from:

Net investment income	(0.28)	(0.28)	(0.18)	(0.09)	(0.01)

Net realized gains	(0.06)	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.34)	(0.40)	(0.28)	(0.12)	(0.01)

Net asset value, end of year	$11.08	$10.77	$10.80	$10.80	$10.42

Total return[e]	5.97%	3.59%	2.46%	4.87%	4.26%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.69%	4.03%	3.58%	6.40%	23.36%

Expenses net of waiver and payments by affiliates[g]	0.60% [h]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	2.34%	2.70%	1.67%	1.24%	0.84%

Supplemental data

Net assets, end of year (000’s)	$2,354	$1,526	$837	$1,010	$549

Portfolio turnover rate	91.61%	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the year ended May 31, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.71	$10.73	$10.73	$10.39	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.17	0.21	0.10	0.05	— [e]

Net realized and unrealized gains (losses)	0.39	0.08	0.08	0.37	0.40

Total from investment operations	0.56	0.29	0.18	0.42	0.40

Less distributions from:

Net investment income	(0.19)	(0.19)	(0.08)	(0.05)	(0.01)

Net realized gains	(0.06)	(0.12)	(0.10)	(0.03)	—

Total distributions	(0.25)	(0.31)	(0.18)	(0.08)	(0.01)

Net asset value, end of year	$11.02	$10.71	$10.73	$10.73	$10.39

Total return[f]	5.17%	2.89%	1.67%	4.07%	3.96%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	4.44%	4.78%	4.33%	7.15%	24.11%

Expenses net of waiver and payments by affiliates[h]	1.35% [i]	1.35%	1.35%	1.35%	1.35%

Net investment income[d]	1.59%	1.95%	0.92%	0.49%	0.09%

Supplemental data

Net assets, end of year (000’s)	$2,016	$1,930	$2,131	$2,452	$373

Portfolio turnover rate	91.61%	47.98%	40.15%	103.41%	23.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the year ended May 31, 2020.

iBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Conservative Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$10.77	$10.80	$10.82	$10.43

Income from investment operations[b]:

Net investment income[c,d]	0.28	0.32	0.21	0.15

Net realized and unrealized gains (losses)	0.40	0.07	0.09	0.37

Total from investment operations	0.68	0.39	0.30	0.52

Less distributions from:

Net investment income	(0.30)	(0.30)	(0.22)	(0.10)

Net realized gains	(0.06)	(0.12)	(0.10)	(0.03)

Total distributions	(0.36)	(0.42)	(0.32)	(0.13)

Net asset value, end of year	$11.09	$10.77	$10.80	$10.82

Total return[e]	6.31%	3.85%	2.82%	4.94%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	3.44%	3.78%	3.33%	6.15%

Expenses net of waiver and payments by affiliates[g]	0.35% [h]	0.35%	0.35%	0.35%

Net investment income[d]	2.59%	2.95%	1.92%	1.49%

Supplemental data

Net assets, end of year (000’s)	$220	$224	$195	$5

Portfolio turnover rate	91.61%	47.98%	40.15%	103.41%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.28% for the year ended May 31, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

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FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin NextStep Conservative Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.4%

Domestic Equity 17.0%

[a]Franklin LibertyQ U.S. Equity ETF	7,260	$233,990

Invesco QQQ Trust Series 1 ETF	335	78,176

iShares Core S&P 500 ETF	1,020	311,283

Pioneer Fundamental Growth Fund, Class K	5,777	155,987

		779,436

Domestic Fixed Income 61.7%

[a]Franklin Liberty U.S. Core Bond ETF	24,756	646,874

[a]Franklin Low Duration Total Return Fund, Class R6	36,915	347,366

iShares 7-10 Year Treasury Bond ETF	4,010	488,979

iShares Core U.S. Aggregate Bond ETF	3,166	372,480

Prudential Core Bond Fund, Class R6	76,289	801,036

Xtrackers USD High Yield Corporate Bond ETF	3,690	173,725

		2,830,460

Foreign Equity 8.6%

[a]Franklin International Growth Fund, Class R6	1,647	27,569

Goldman Sachs Emerging Markets Equity Insights Fund	6,151	50,867

iShares Core MSCI EAFE ETF	2,010	112,620

iShares Core MSCI Emerging Markets ETF	592	26,664

[b]T. Rowe Price Overseas Stock Fund, Class I	13,144	126,184

[a]Templeton Developing Markets Trust, Class R6	2,833	51,147

		395,051

Foreign Fixed Income 11.1%

[a]Templeton Global Total Return Fund, Class R6	19,903	203,609

Vanguard Total International Bond ETF	5,355	307,752

		511,361

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $4,275,615)		4,516,308

Short Term Investments 2.3%

Money Market Funds (Cost $85,357) 1.9%

[a,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	85,357	85,357

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FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Conservative Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $18,652) 0.4%

[d]Joint Repurchase Agreement, 0.048%, 6/01/20 (Maturity Value $18,652)
BNP Paribas Securities Corp. (Maturity Value $11,590)
Deutsche Bank Securities Inc. (Maturity Value $3,199)
HSBC Securities (USA) Inc. (Maturity Value $3,863)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 12/20/49 - 4/20/50; [e]U.S. Treasury Bills, 8/18/20 - 9/22/20; and U.S. Treasury Notes, 2.00% - 2.50%, 2/15/22 - 1/31/24 (valued at $19,036)	$18,652	$18,652

Total Investments (Cost $4,379,624) 100.7%		4,620,317

Other Assets, less Liabilities (0.7)%		(30,839)

Net Assets 100.0%		$4,589,478

See Abbreviations on page 55.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

28	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Moderate Fund

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.49	$11.98	$11.53	$10.80	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.23	0.23	0.15	0.11	0.01

Net realized and unrealized gains (losses)	0.49	(0.18)	0.72	0.75	0.79

Total from investment operations	0.72	0.05	0.87	0.86	0.80

Less distributions from:

Net investment income	(0.25)	(0.24)	(0.12)	(0.10)	(—)[e]

Net realized gains	(0.36)	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.61)	(0.54)	(0.42)	(0.13)	(—)[e]

Net asset value, end of year	$11.60	$11.49	$11.98	$11.53	$10.80

Total return[f]	6.22%	0.55%	7.56%	7.95%	8.02%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.58%	1.43%	1.30%	2.39%	6.08%

Expenses net of waiver and payments by affiliates[h]	0.60% [i]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.94%	1.99%	1.29%	0.94%	0.34%

Supplemental data

Net assets, end of year (000’s)	$6,580	$7,026	$7,132	$7,259	$3,280

Portfolio turnover rate	81.44%	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2020.

iBenefit of expense reduction rounds to less than 0.01%.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	29

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.39	$11.86	$11.46	$10.78	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.14	0.15	0.06	0.02	(0.02)

Net realized and unrealized gains (losses)	0.50	(0.19)	0.71	0.75	0.80

Total from investment operations	0.64	(0.04)	0.77	0.77	0.78

Less distributions from:

Net investment income	(0.16)	(0.13)	(0.07)	(0.06)	(—)[e]

Net realized gains	(0.36)	(0.30)	(0.30)	(0.03)	—

Total distributions	(0.52)	(0.43)	(0.37)	(0.09)	(—)[e]

Net asset value, end of year	$11.51	$11.39	$11.86	$11.46	$10.78

Total return[f]	5.35%	(0.11)%	6.70%	7.14%	7.82%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.33%	2.16%	2.05%	3.14%	6.83%

Expenses net of waiver and payments by affiliates[h]	1.35% [i]	1.33%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	1.19%	1.26%	0.54%	0.19%	(0.41)%

Supplemental data

Net assets, end of year (000’s)	$4,855	$5,395	$6,969	$7,017	$1,369

Portfolio turnover rate	81.44%	35.85%	65.66%	75.56%	13.45%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2020.

iBenefit of expense reduction rounds to less than 0.01%.

30	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Moderate Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.52	$12.01	$11.55	$10.71

Income from investment operations[b]:

Net investment income[c,d]	0.26	0.27	0.19	0.12

Net realized and unrealized gains (losses)	0.49	(0.19)	0.71	0.86

Total from investment operations	0.75	0.08	0.90	0.98

Less distributions from:

Net investment income	(0.28)	(0.27)	(0.14)	(0.11)

Net realized gains	(0.36)	(0.30)	(0.30)	(0.03)

Total distributions	(0.64)	(0.57)	(0.44)	(0.14)

Net asset value, end of year	$11.63	$11.52	$12.01	$11.55

Total return[e]	6.39%	0.86%	7.79%	9.21%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	1.33%	1.18%	1.05%	2.14%

Expenses net of waiver and payments by affiliates[g]	0.35% [h]	0.35%	0.35%	0.35%

Net investment income[d]	2.19%	2.24%	1.54%	1.19%

Supplemental data

Net assets, end of year (000’s)	$78	$93	$216	$116

Portfolio turnover rate	81.44%	35.85%	65.66%	75.56%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.37% for the year ended May 31, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	31

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin NextStep Moderate Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.6%

Alternative Strategies 1.5%

[a]Franklin K2 Alternative Strategies Fund, Class R6	15,293	$172,201

Domestic Equity 39.5%

[a]Franklin LibertyQ U.S. Equity ETF	42,381	1,365,940

Invesco QQQ Trust Series 1 ETF	1,975	460,886

iShares Core S&P 500 ETF	5,940	1,812,769

Pioneer Fundamental Growth Fund, Class K	33,711	910,185

		4,549,780

Domestic Fixed Income 30.0%

[a]Franklin Liberty U.S. Core Bond ETF	30,184	788,708

[a]Franklin Low Duration Total Return Fund, Class R6	44,997	423,426

iShares 7-10 Year Treasury Bond ETF	4,895	596,896

iShares Core U.S. Aggregate Bond ETF	3,283	386,245

Prudential Core Bond Fund, Class R6	99,193	1,041,527

Xtrackers USD High Yield Corporate Bond ETF	4,480	210,918

		3,447,720

Foreign Equity 21.5%

[a]Franklin International Growth Fund, Class R6	10,322	172,796

Goldman Sachs Emerging Markets Equity Insights Fund	39,341	325,350

iShares Core MSCI EAFE ETF	11,345	635,660

iShares Core MSCI Emerging Markets ETF	3,376	152,055

[b]T. Rowe Price Overseas Stock Fund, Class I	90,616	869,918

[a]Templeton Developing Markets Trust, Class R6	17,529	316,389

		2,472,168

Foreign Fixed Income 6.1%

[a]Templeton Global Total Return Fund, Class R6	27,518	281,506

Vanguard Total International Bond ETF	7,395	424,991

		706,497

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $10,570,509)		11,348,366

Short Term Investments 2.1%

Money Market Funds (Cost $166,852) 1.4%

[a,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%.	166,852	166,852

32	Annual Report	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Moderate Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $81,454) 0.7%

[d]Joint Repurchase Agreement, 0.048%, 6/01/20 (Maturity Value $81,454)
BNP Paribas Securities Corp. (Maturity Value $50,614)
Deutsche Bank Securities Inc. (Maturity Value $13,969)
HSBC Securities (USA) Inc. (Maturity Value $16,871)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 12/20/49 - 4/20/50; [e]U.S. Treasury Bills, 8/18/20 - 9/22/20; and U.S. Treasury Notes, 2.00% - 2.50%, 2/15/22 - 1/31/24 (valued at $83,129)	$81,454	$81,454

Total Investments (Cost $10,818,815) 100.7%		11,596,672

Other Assets, less Liabilities (0.7)%		(83,360)

Net Assets 100.0%		$11,513,312

See Abbreviations on page 55.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	33

FRANKLIN FUND ALLOCATOR SERIES

Financial Highlights

Franklin NextStep Growth Fund

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class A

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.93	$12.39	$11.72	$10.88	$10.00

Income from investment operations[b]:

Net investment income[c,d]	0.22	0.20	0.14	0.09	— [e]

Net realized and unrealized gains (losses)	0.59	(0.26)	1.00	0.85	0.88

Total from investment operations	0.81	(0.06)	1.14	0.94	0.88

Less distributions from:

Net investment income	(0.25)	(0.16)	(0.12)	(0.08)	(—)[e]

Net realized gains	(0.49)	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.74)	(0.40)	(0.47)	(0.10)	(—)[e]

Net asset value, end of year	$12.00	$11.93	$12.39	$11.72	$10.88

Total return[f]	6.45%	(0.26)%	9.73%	8.72%	8.81%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	2.44%	2.17%	1.99%	4.93%	17.15%

Expenses net of waiver and payments by affiliates[h]	0.60% [i]	0.60%	0.60%	0.60%	0.60%

Net investment income[d]	1.78%	1.67%	1.10%	0.79%	0.07%

Supplemental data

Net assets, end of year (000’s)	$3,518	$3,939	$4,337	$4,065	$1,129

Portfolio turnover rate	86.71%	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended May 31, 2020.

iBenefit of expense reduction rounds to less than 0.01%.

34	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017	2016[a]

Class C

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.77	$12.27	$11.65	$10.86	$10.00

Income from investment operations[b]:

Net investment income (loss)[c,d]	0.12	0.11	0.04	0.01	(0.02)

Net realized and unrealized gains (losses)	0.58	(0.26)	1.00	0.85	0.88

Total from investment operations	0.70	(0.15)	1.04	0.86	0.86

Less distributions from:

Net investment income	(0.14)	(0.11)	(0.07)	(0.05)	(—)[e]

Net realized gains	(0.49)	(0.24)	(0.35)	(0.02)	—

Total distributions	(0.63)	(0.35)	(0.42)	(0.07)	(—)[e]

Net asset value, end of year	$11.84	$11.77	$12.27	$11.65	$10.86

Total return[f]	5.69%	(1.05)%	8.99%	7.89%	8.61%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	3.19%	2.92%	2.74%	5.68%	17.90%

Expenses net of waiver and payments by affiliates[h]	1.35% [i]	1.35%	1.35%	1.35%	1.35%

Net investment income (loss)[d]	1.03%	0.92%	0.35%	0.04%	(0.68)%

Supplemental data

Net assets, end of year (000’s)	$2,543	$3,220	$3,504	$2,665	$661

Portfolio turnover rate	86.71%	36.43%	75.06%	87.45%	24.56%

aFor the period February 5, 2016 (commencement of operations) to May 31, 2016.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned, and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eAmount rounds to less than $0.01 per share.

fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

gRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

hDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended May 31, 2020.

iBenefit of expense reduction rounds to less than 0.01%.

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	35

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

Franklin NextStep Growth Fund (continued)

	Year Ended May 31,

	2020	2019	2018	2017[a]

Advisor Class

Per share operating performance (for a share outstanding throughout the year)

Net asset value, beginning of year	$11.98	$12.42	$11.74	$10.75

Income from investment operations[b]:

Net investment income[c,d]	0.26	0.22	0.17	0.12

Net realized and unrealized gains (losses)	0.57	(0.24)	1.00	0.99

Total from investment operations	0.83	(0.02)	1.17	1.11

Less distributions from:

Net investment income	(0.29)	(0.18)	(0.14)	(0.10)

Net realized gains	(0.49)	(0.24)	(0.35)	(0.02)

Total distributions	(0.78)	(0.42)	(0.49)	(0.12)

Net asset value, end of year	$12.03	$11.98	$12.42	$11.74

Total return[e]	6.78%	(0.02)%	10.07%	10.25%

Ratios to average net assets[f]

Expenses before waiver and payments by affiliates[g]	2.19%	1.92%	1.74%	4.68%

Expenses net of waiver and payments by affiliates[g]	0.35% [h]	0.35%	0.35%	0.35%

Net investment income[d]	2.03%	1.92%	1.35%	1.04%

Supplemental data

Net assets, end of year (000’s)	$83	$6	$6	$5

Portfolio turnover rate	86.71%	36.43%	75.06%	87.45%

aFor the period June 15, 2016 (effective date) to May 31, 2017.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

cBased on average daily shares outstanding.

dRecognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

eTotal return is not annualized for periods less than one year.

fRatios are annualized for periods less than one year, except for non-recurring expenses, if any.

gDoes not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.39% for the year ended May 31, 2020.

hBenefit of expense reduction rounds to less than 0.01%.

36	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

Statement of Investments, May 31, 2020

Franklin NextStep Growth Fund

	Shares	Value

Investments in Underlying Funds and Exchange Traded Funds 98.7%

Alternative Strategies 1.5%

[a]Franklin K2 Alternative Strategies Fund, Class R6	8,126	$91,503

Domestic Equity 50.6%

[a]Franklin LibertyQ U.S. Equity ETF	28,938	932,672

Invesco QQQ Trust Series 1 ETF	1,340	312,702

iShares Core S&P 500 ETF	4,060	1,239,031

Pioneer Fundamental Growth Fund, Class K	23,012	621,327

		3,105,732

Domestic Fixed Income 17.4%

[a]Franklin Liberty U.S. Core Bond ETF	9,390	245,361

[a]Franklin Low Duration Total Return Fund, Class R6	14,039	132,105

iShares 7-10 Year Treasury Bond ETF	1,520	185,349

iShares Core U.S. Aggregate Bond ETF	1,021	120,120

Prudential Core Bond Fund, Class R6	30,852	323,947

Xtrackers USD High Yield Corporate Bond ETF	1,385	65,206

		1,072,088

Foreign Equity 25.5%

[a]Franklin International Growth Fund, Class R6	6,500	108,812

Goldman Sachs Emerging Markets Equity Insights Fund	25,031	207,006

iShares Core MSCI EAFE ETF	7,170	401,735

iShares Core MSCI Emerging Markets ETF	2,188	98,548

[b]T. Rowe Price Overseas Stock Fund, Class I	57,046	547,636

[a]Templeton Developing Markets Trust, Class R6	11,185	201,890

		1,565,627

Foreign Fixed Income 3.7%

[a]Templeton Global Total Return Fund, Class R6	8,780	89,821

Vanguard Total International Bond ETF	2,365	135,917

		225,738

Total Investments in Underlying Funds and Exchange Traded Funds before Short Term Investments (Cost $5,609,672)		6,060,688

Short Term Investments 1.7%

Money Market Funds (Cost $82,385) 1.3%

[a,c]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	82,385	82,385

nextstepfunds.com	Annual Report	37

FRANKLIN FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS

Franklin NextStep Growth Fund (continued)

	Principal Amount	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $23,100) 0.4%

[d]Joint Repurchase Agreement, 0.048%, 6/01/20 (Maturity Value $23,100)
BNP Paribas Securities Corp. (Maturity Value $14,354)
Deutsche Bank Securities Inc. (Maturity Value $3,962)
HSBC Securities (USA) Inc. (Maturity Value $4,784)
Collateralized by U.S. Government Agency Securities, 3.00% - 4.50%, 12/20/49 - 4/20/50; [e]U.S. Treasury Bills, 8/18/20 - 9/22/20; and U.S. Treasury Notes, 2.00% - 2.50%, 2/15/22 - 1/31/24 (valued at $23,575)	$23,100	$23,100

Total Investments (Cost $5,715,157) 100.4%		6,166,173

Other Assets, less Liabilities (0.4)%		(22,965)

Net Assets 100.0%		$6,143,208

See Abbreviations on page 55.

aSee Note 3(f) regarding investments in FT Underlying Funds.

bNon-income producing.

cThe rate shown is the annualized seven-day effective yield at period end.

dSee Note 1(b) regarding joint repurchase agreement.

eThe security was issued on a discount basis with no stated coupon rate.

38	Annual Report | The accompanying notes are an integral part of these financial statements.	nextstepfunds.com

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

May 31, 2020

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,776,136	$ 7,034,328	$3,790,804
Cost - Non-controlled affiliates (Note 3f)	1,584,836	3,703,033	1,901,253
Cost - Unaffiliated repurchase agreements	18,652	81,454	23,100

Value - Unaffiliated issuers	$3,005,753	$ 7,827,400	$4,258,524
Value - Non-controlled affiliates (Note 3f)	1,595,912	3,687,818	1,884,549
Value - Unaffiliated repurchase agreements	18,652	81,454	23,100
Receivables:
Investment securities sold	75,162	452,976	307,492
Capital shares sold	8,599	—	—
Dividends.	3,208	4,064	1,264
Affiliates	28,179	18,850	25,221
Other assets	3	11	6

Total assets	4,735,468	12,072,573	6,500,156

Liabilities:
Payables:
Investment securities purchased	96,602	455,335	308,081
Capital shares redeemed	2,000	—	—
Distribution fees	2,136	5,440	2,861
Transfer agent fees	470	1,561	1,091
Custodian fees	10,000	10,000	10,000
Professional fees	30,031	29,196	30,053
Funds advanced by custodian	—	55,904	—
Accrued expenses and other liabilities.	4,751	1,825	4,862

Total liabilities	145,990	559,261	356,948

Net assets, at value	$4,589,478	$11,513,312	$6,143,208

Net assets consist of:
Paid-in capital	$4,390,963	$10,685,129	$5,665,715
Total distributable earnings (losses)	198,515	828,183	477,493

Net assets, at value	$4,589,478	$11,513,312	$6,143,208

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	39

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (continued)

May 31, 2020

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Class A:
Net assets, at value	$2,353,709	$6,580,366	$3,517,760

Shares outstanding	212,421	567,171	293,224

Net asset value per share[a]	$11.08	$11.60	$12.00

Maximum offering price per share (net asset value per share ÷ 94.50%)	$11.72	$12.28	$12.70

Class C:
Net assets, at value	$2,015,721	$4,854,995	$2,542,653

Shares outstanding	182,914	421,977	214,725

Net asset value and maximum offering price per share[a]	$11.02	$11.51	$11.84

Advisor Class:
Net assets, at value	$ 220,048	$ 77,951	$ 82,795

Shares outstanding	19,850	6,705	6,880

Net asset value and maximum offering price per share	$11.09	$11.63	$12.03

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Operations

for the year ended May 31, 2020

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Investment income:
Dividends:
Unaffiliated issuers	$63,371	$140,728	$65,293
Non-controlled affiliates (Note 3f)	54,898	172,561	96,390
Interest:
Unaffiliated issuers	180	364	232

Total investment income	118,449	313,653	161,915

Expenses:
Management fees (Note 3a)	10,075	30,885	17,038
Distribution fees: (Note 3c)
Class A	4,692	17,463	9,463
Class C	19,326	52,888	29,955
Transfer agent fees: (Note 3e)
Class A	1,473	4,996	3,471
Class C	1,517	3,796	2,747
Advisor Class	180	61	43
Custodian fees (Note 4)	13,619	13,771	13,872
Reports to shareholders	7,086	7,514	7,256
Registration and filing fees	51,002	51,997	50,744
Professional fees	44,181	44,303	44,458
Other	9,327	6,589	9,392

Total expenses.	162,478	234,263	188,439
Expense reductions (Note 4)	(4)	(7)	(3)
Expenses waived/paid by affiliates (Note 3g)	(124,406)	(120,891)	(125,278)

Net expenses	38,068	113,365	63,158

Net investment income	80,381	200,288	98,757

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Sale of investments:
Unaffiliated issuers	20,925	215,225	148,984
Non-controlled affiliates (Note 3f)	(26,998)	13,456	34,348
Capital gain distributions from Underlying Funds:
Unaffiliated issuers	12,122	93,277	65,554

Net realized gain (loss)	6,049	321,958	248,886

Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	141,905	336,054	180,410
Non-controlled affiliates (Note 3f)	(21,029)	(194,606)	(132,195)

Net change in unrealized appreciation (depreciation)	120,876	141,448	48,215

Net realized and unrealized gain (loss)	126,925	463,406	297,101

Net increase (decrease) in net assets resulting from operations	$207,306	$663,694	$395,858

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	41

FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Year Ended May 31,		Year Ended May 31,

	2020	2019	2020	2019

Increase (decrease) in net assets:
Operations:
Net investment income	$80,381	$77,381	$200,288	$224,125
Net realized gain (loss)	6,049	(2,655)	321,958	192,885
Net change in unrealized appreciation (depreciation)	120,876	35,561	141,448	(410,791)

Net increase (decrease) in net assets resulting from operations	207,306	110,287	663,694	6,219

Distributions to shareholders:
Class A	(58,189)	(43,548)	(349,293)	(320,033)
Class C	(43,333)	(59,233)	(232,209)	(220,610)
Advisor Class	(7,251)	(8,761)	(4,569)	(6,424)

Total distributions to shareholders	(108,773)	(111,542)	(586,071)	(547,067)

Capital share transactions: (Note 2)
Class A	772,987	687,630	(491,975)	182,790
Class C	29,292	(197,873)	(572,729)	(1,330,125)
Advisor Class	7,449	30,156	(14,133)	(114,475)

Total capital share transactions	809,728	519,913	(1,078,837)	(1,261,810)

Net increase (decrease) in net assets	908,261	518,658	(1,001,214)	(1,802,658)
Net assets:
Beginning of year	3,681,217	3,162,559	12,514,526	14,317,184

End of year	$4,589,478	$3,681,217	$11,513,312	$12,514,526

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FRANKLIN FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

Statements of Changes in Net Assets (continued)

	Franklin NextStep Growth Fund

	Year Ended May 31,

	2020	2019

Increase (decrease) in net assets:
Operations:
Net investment income	$98,757	$98,667
Net realized gain (loss)	248,886	99,868
Net change in unrealized appreciation (depreciation)	48,215	(235,356)

Net increase (decrease) in net assets resulting from operations.	395,858	(36,821)

Distributions to shareholders:
Class A	(222,145)	(131,106)
Class C	(148,342)	(96,241)
Advisor Class	(3,714)	(195)

Total distributions to shareholders	(374,201)	(227,542)

Capital share transactions: (Note 2)
Class A	(419,914)	(264,264)
Class C	(702,239)	(154,141)
Advisor Class	79,399	(260)
Total capital share transactions	(1,042,754)	(418,665)

Net increase (decrease) in net assets	(1,021,097)	(683,028)

Net assets:
Beginning of year	7,164,305	7,847,333

End of year	$6,143,208	$7,164,305

nextstepfunds.com	The accompanying notes are an integral part of these financial statements. | Annual Report	43

FRANKLIN FUND ALLOCATOR SERIES

Notes to Financial Statements

1. Organization and Significant Accounting Policies

Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-four separate funds, three of which are included in this report (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds). The Funds offer three classes of shares: Class A, Class C and Advisor Class. Class C shares automatically convert to Class A shares after they have been held for 10 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.

The following summarizes the Funds’ significant accounting policies.

a. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.

Investments in repurchase agreements are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Joint Repurchase Agreement

Certain or all Funds enter into a joint repurchase agreement whereby their uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds’ custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Funds, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The Funds may sell

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Funds in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. The joint repurchase agreement held by the Funds at year end, as indicated in the Statements of Investments, had been entered into on May 29, 2020.

c. Income Taxes

It is each Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

Each Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2020, each Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds and ETFs are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust or based on the ratio of number of shareholders of each Fund to the combined number of shareholders of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds and ETFs. Since the Underlying Funds and ETFs have varied expense levels and the Funds may own different proportions of the Underlying Funds and ETFs at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, excluding class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

2. Shares of Beneficial Interest

At May 31, 2020, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’ shares were as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund

	Shares	Amount	Shares	Amount

Class A Shares:

Year ended May 31, 2020

Shares sold[a]	148,692	$1,606,253	53,503	$627,301

Shares issued in reinvestment of distributions	5,310	58,189	29,147	349,293

Shares redeemed.	(83,307)	(891,455)	(127,144)	(1,468,569)

Net increase (decrease)	70,695	$772,987	(44,494)	$(491,975)

Year ended May 31, 2019

Shares sold[a]	84,273	$903,913	76,691	$906,080

Shares issued in reinvestment of distributions	4,176	43,548	29,271	320,033

Shares redeemed.	(24,223)	(259,831)	(89,621)	(1,043,323)

Net increase (decrease)	64,226	$687,630	16,341	$182,790

Class C Shares:

Year ended May 31, 2020

Shares sold	33,275	$359,837	31,775	$349,339

Shares issued in reinvestment of distributions	3,963	43,333	19,389	232,209

Shares redeemed[a]	(34,567)	(373,878)	(102,890)	(1,154,277)

Net increase (decrease)	2,671	$29,292	(51,726)	$(572,729)

Year ended May 31, 2019

Shares sold	9,662	$102,367	44,278	$516,264

Shares issued in reinvestment of distributions	5,711	59,233	20,543	220,610

Shares redeemed[a]	(33,626)	(359,473)	(178,605)	(2,066,999)

Net increase (decrease)	(18,253)	$(197,873)	(113,784)	$(1,330,125)

Advisor Class Shares:

Year ended May 31, 2020

Shares sold	20,301	$220,350	1,671	$19,600

Shares issued in reinvestment of distributions	659	7,222	381	4,569

Shares redeemed.	(21,953)	(220,123)	(3,423)	(38,302)

Net increase (decrease)	(993)	$7,449	(1,371)	$(14,133)

Year ended May 31, 2019

Shares sold	5,007	$54,000	585	$6,900

Shares issued in reinvestment of distributions	820	8,557	581	6,424

Shares redeemed.	(3,021)	(32,401)	(11,058)	(127,799)

Net increase (decrease)	2,806	$30,156	(9,892)	$(114,475)

aMay include a portion of Class C shares that were automatically converted to Class A.

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NOTES TO FINANCIAL STATEMENTS

	Franklin NextStep Growth Fund

	Shares	Amount

Class A Shares:

Year ended May 31, 2020

Shares sold[a]	29,067	$362,797

Shares issued in reinvestment of distributions	17,611	222,145

Shares redeemed	(83,707)	(1,004,856)

Net increase (decrease)	(37,029)	$(419,914)

Year ended May 31, 2019

Shares sold[a]	36,778	$439,754

Shares issued in reinvestment of distributions	11,713	130,838

Shares redeemed	(68,264)	(834,856)

Net increase (decrease)	(19,773)	$(264,264)

Class C Shares:

Year ended May 31, 2020

Shares sold	7,384	$88,528

Shares issued in reinvestment of distributions	11,837	148,342

Shares redeemed[a]	(78,128)	(939,109)

Net increase (decrease)	(58,907)	$(702,239)

Year ended May 31, 2019

Shares sold	16,915	$203,462

Shares issued in reinvestment of distributions	8,775	96,241

Shares redeemed[a]	(37,757)	(453,844)

Net increase (decrease)	(12,067)	$(154,141)

Advisor Class Shares:

Year ended May 31, 2020

Shares sold	7,058	$86,828

Shares issued in reinvestment of distributions	265	3,351

Shares redeemed	(908)	(10,780)

Net increase (decrease)	6,415	$79,399

Year ended May 31, 2019

Shares sold	6,377	$75,319

Shares redeemed	(6,377)	(75,579)

Net increase (decrease)	—	$(260)

aMay include a portion of Class C shares that were automatically converted to Class A.

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Trust are also officers and/or directors or trustees, of certain of the FT Underlying Funds and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Funds pay an investment management fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the Underlying Funds and ETFs.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds’ average net assets, and is not an additional expense of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate for each class. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.25%
Class C	1.00%

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NOTES TO FINANCIAL STATEMENTS

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds’ shares for the year:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Sales charges retained net of commissions paid to unaffiliated brokers/dealers	$2,841	$1,549	$1,097
CDSC retained.	$ 2	$ —	$2,631

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the year ended May 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Transfer agent fees	$1,536	$3,866	$2,421

f. Investments in FT Underlying Funds

The Funds invest in FT Underlying Funds which are managed by Advisers or by an affiliate of Advisers. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Investment management fees paid by the Funds are waived on assets invested in Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.

Investments in FT Underlying Funds for the year ended May 31, 2020, were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income

Franklin NextStep Conservative Fund
Non-Controlled Affiliates
Franklin FTSE Japan ETF	$—	$40,055	$(35,109)	$(4,946)	$—	$—	[a]	—	$320
Franklin Growth Fund, Class R6.	139,253	26,662	(178,117)	30,030	(17,828)	—	[a]	—	7,540	[b]
Franklin International Growth Fund, Class R6	—	26,196	(4,318)	176	5,515	27,569		1,647	—
Franklin Liberty U.S. Core Bond ETF	—	751,807	(114,444)	(2,367)	11,878	646,874		24,756	4,791

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FRANKLIN FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS

3. Transactions with Affiliates (continued)

f. Investments in FT Underlying Funds (continued)

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income
Franklin NextStep Conservative Fund (continued)
Non-Controlled Affiliates (continued)
Franklin LibertyQ U.S. Equity ETF	$—	$355,735	$(113,215)	$(15,577)	$7,047	$233,990		7,260	$1,778
Franklin Low Duration Total Return Fund, Class R6	462,304	318,962	(423,392)	(9,549)	(959)	347,366		36,915	18,542
Franklin Mutual European Fund, Class R6	47,207	35,797	(66,102)	(14,911)	(1,991)	—	[a]	—	1,712
Franklin Strategic Income Fund, Class R6	413,471	—	(415,626)	2,683	(528)	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio	109,360	2,210,562	(2,234,565)	—	—	85,357		85,357	1,358
Templeton Developing Markets Trust, Class R6	—	73,025	(18,834)	(2,052)	(992)	51,147		2,833	2,195	[b]
Templeton Global Total Return Fund, Class R6	359,001	147,330	(269,066)	(10,485)	(23,171)	203,609		19,903	16,662

Total Affiliated Securities	$1,530,596	$3,986,131	$(3,872,788)	$(26,998)	$(21,029)	$1,595,912			$54,898

Franklin NextStep Moderate Fund
Non-Controlled Affiliates
									Dividends

Franklin FTSE Japan ETF	$—	$256,385	$(216,113)	$(40,272)	$—	$—	[a]	—	$2,277
Franklin Growth Fund, Class R6.	1,175,115	73,468	(1,352,404)	272,781	(168,960)	—	[a]	—	57,090	[b]
Franklin International Growth Fund, Class R6	—	154,906	(20,230)	2,508	35,612	172,796		10,322	—
Franklin K2 Alternative Strategies Fund, Class R6	126,032	155,869	(108,407)	(134)	(1,159)	172,201		15,293	2,474	[b]
Franklin Liberty U.S. Core Bond ETF	—	950,008	(175,382)	(1,184)	15,266	788,708		30,184	6,421
Franklin LibertyQ U.S. Equity ETF	—	1,878,634	(433,394)	(45,134)	(34,166)	1,365,940		42,381	12,914
Franklin Low Duration Total Return Fund, Class R6	807,950	287,971	(656,942)	(11,631)	(3,922)	423,426		44,997	29,090
Franklin Mutual European Fund, Class R6	427,616	123,916	(427,179)	(105,005)	(19,348)	—	[a]	—	13,540
Franklin Pelagos Commodities Strategy Fund, Class R6	249,383	—	(248,461)	(44,181)	43,259	—	[a]	—	—
Franklin Strategic Income Fund, Class R6	722,612	—	(726,379)	3,414	353	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio	172,573	2,848,645	(2,854,366)	—	—	166,852		166,852	2,649
Templeton Developing Markets Trust, Class R6	—	418,349	(79,615)	(4,246)	(18,099)	316,389		17,529	17,315	[b]
Templeton Global Total Return Fund, Class R6	604,494	93,809	(359,895)	(13,460)	(43,442)	281,506		27,518	28,791

Total Affiliated Securities	$4,285,775	$7,241,960	$(7,658,767)	$13,456	$(194,606)	$3,687,818			$172,561

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NOTES TO FINANCIAL STATEMENTS

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year		Number of Shares Held at End of Year	Dividend Income
Franklin NextStep Growth Fund
Non-Controlled Affiliates
									Dividends

Franklin FTSE Japan ETF	$—	$162,812	$(136,749)	$(26,063)	$—	$—	[a]	—	$1,521
Franklin Growth Fund, Class R6.	873,845	70,192	(1,020,594)	199,286	(122,729)	—	[a]	—	40,909	[b]
Franklin International Growth Fund, Class R6	—	96,904	(11,905)	1,388	22,425	108,812		6,500	—
Franklin K2 Alternative Strategies Fund, Class R6	72,531	92,727	(73,065)	(113)	(577)	91,503		8,126	1,367	[b]
Franklin Liberty U.S. Core Bond ETF	—	308,658	(67,714)	(255)	4,672	245,361		9,390	2,007
Franklin LibertyQ U.S. Equity ETF	—	1,291,462	(298,394)	(31,550)	(28,846)	932,672		28,938	9,106
Franklin Low Duration Total Return Fund, Class R6	281,501	112,268	(256,629)	(3,721)	(1,314)	132,105		14,039	9,750
Franklin Mutual European Fund, Class R6	291,300	79,784	(292,855)	(69,591)	(8,638)	—	[a]	—	8,957
Franklin Pelagos Commodities Strategy Fund, Class R6	143,526	—	(142,995)	(25,785)	25,254	—	[a]	—	—
Franklin Strategic Income Fund, Class R6	251,765	—	(253,078)	1,163	150	—	[a]	—	—
Institutional Fiduciary Trust Money Market Portfolio	86,317	1,771,952	(1,775,884)	—	—	82,385		82,385	1,434
Templeton Developing Markets Trust, Class R6	—	278,744	(62,916)	(1,678)	(12,260)	201,890		11,185	11,602	[b]
Templeton Global Total Return Fund, Class R6	195,668	37,679	(124,461)	(8,733)	(10,332)	89,821		8,780	9,737

Total Affiliated Securities	$2,196,453	$4,303,182	$(4,517,239)	$34,348	$(132,195)	$1,884,549			$96,390

aAs of May 31, 2020, no longer held by the fund.

bIncludes capital gain distributions received.

g. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Funds do not exceed 0.35%, based on the average net assets of each class until September 30, 2020. Total expenses waived or paid are not subject to recapture subsequent to the Funds’ fiscal year end.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses. During the year ended May 31, 2020, the custodian fees were reduced as noted in the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS

5. Income Taxes

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At May 31, 2020, the deferred losses were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Post-October capital losses	$8,006	$ —	$95,804

The tax character of distributions paid during the years ended May 31, 2020 and 2019, was as follows:

	Franklin NextStep Conservative Fund		Franklin NextStep Moderate Fund		Franklin NextStep Growth Fund
	2020	2019	2020	2019	2020	2019

Distributions paid from:
Ordinary income	$ 95,150	$87,941	$221,024	$363,313	$118,471	$130,954
Long term capital gain	13,623	23,601	365,047	183,754	255,730	96,588
	$108,773	$111,542	$586,071	$547,067	$374,201	$227,542

At May 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund

Cost of investments	$4,448,675	$10,910,553	$5,765,255

Unrealized appreciation	$261,125	$897,589	$525,364
Unrealized depreciation	(89,483)	(211,470)	(124,446)

Net unrealized appreciation (depreciation)	$171,642	$686,119	$400,918

Distributable earnings:
Undistributed ordinary income.	$9,675	$11,669	$3,294
Undistributed long term capital gains	25,204	130,394	169,084

Total distributable earnings	$34,879	$142,063	$172,378

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.

The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from realized capital gains.

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NOTES TO FINANCIAL STATEMENTS

6. Investment Transactions

Purchases and sales of Underlying Funds and ETFs (excluding short term securities) for the year ended May 31, 2020, were as follows:

	Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
Purchases	$4,396,763	$ 9,866,091	$5,789,811
Sales	$3,603,091	$11,359,582	$7,114,928

7. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

8. Upcoming Liquidations

On May 13, 2020, the Board for the Funds approved a proposal to liquidate the Funds. Effective June 18, 2020, the Funds were closed to all new investors. The Funds are scheduled to liquidate on or about August 14, 2020.

9. Credit Facility

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended May 31, 2020, the Funds did not use the Global Credit Facility.

10. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

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10. Fair Value Measurements (continued)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of May 31, 2020, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Franklin NextStep Conservative Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$4,516,308	$—	$—	$4,516,308
Short Term Investments	85,357	18,652	—	104,009

Total Investments in Securities	$4,601,665	$18,652	$—	$4,620,317

Franklin NextStep Moderate Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$11,348,366	$—	$—	$11,348,366
Short Term Investments	166,852	81,454	—	248,306

Total Investments in Securities	$11,515,218	$81,454	$—	$11,596,672

Franklin NextStep Growth Fund
Assets:
Investments in Securities:[a]
Underlying Funds and Exchange Traded Funds	$6,060,688	$—	$—	$6,060,688
Short Term Investments	82,385	23,100	—	105,485

Total Investments in Securities	$6,143,073	$23,100	$—	$6,166,173

aFor detailed categories, see the accompanying Statement of Investments.

11. New Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

12. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.

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NOTES TO FINANCIAL STATEMENTS

Abbreviations

Selected Portfolio

EAFE	Europe, Australasia & Far East

ETF	Exchange Traded Fund

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin Fund Allocator Series and Shareholders of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Franklin NextStep Conservative Fund, Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund (three of the funds constituting Franklin Fund Allocator Series, hereafter collectively referred to as the “Funds”) as of May 31, 2020, the related statements of operations for the year ended May 31, 2020, the statements of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial positions of each of the Funds as of May 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2020 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

San Francisco, California

July 17, 2020

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended May 31, 2020:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
$18,296	$383,291	$280,408

Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended May 31, 2020:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
$7,815	$2,120	$8,534

Under Section 854(b)(1)(A) of the Internal Revenue Code, the Funds hereby report the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended May 31, 2020:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
10.91%	35.65%	47.99%

Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code for the fiscal year ended May 31, 2020:

Franklin NextStep Conservative Fund	Franklin NextStep Moderate Fund	Franklin NextStep Growth Fund
$17,603	$138,075	$96,349

Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form 1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

During the year ended May 31, 2020, the Funds, qualified fund of funds under Section 852(g)(2) of the Internal Revenue Code, received an allocation of foreign taxes paid from one or more of its underlying funds. The Funds elect to treat foreign taxes paid as allowed under Section 853 of the Internal Revenue Code. This election will allow shareholders of record as of the 2020 distribution date, to treat its proportionate share of foreign taxes paid by the underlying funds as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Harris J. Ashton (1932) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 1995	129	Bar-S Foods (meat packing company) (1981-2010).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

Terrence J. Checki (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2017	110	Hess Corporation (exploration of oil and gas) (2014-present).

Principal Occupation During at Least the Past 5 Years:

Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present); member of the Board of Trustees of the Economic Club of New York (2013-present); member of the Board of Trustees of the Foreign Policy Association (2005-present) and member of various other boards of trustees and advisory boards; and formerly, Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).

Mary C. Choksi (1950) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2014	129	Avis Budget Group Inc. (car rental) (2007-present), Omnicom Group Inc. (advertising and marketing communications services) (2011-present) and White Mountains Insurance Group, Ltd. (holding company) (2017-present).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Founder and Senior Advisor, Strategic Investment Group (investment management group) (2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Edith E. Holiday (1952) One Franklin Parkway San Mateo, CA 94403-1906	Lead Independent Trustee	Trustee since 1998 and Lead Independent Trustee since 2019	129	Hess Corporation (exploration of oil and gas) (1993-present), Canadian National Railway (railroad) (2001-present), White Mountains Insurance Group, Ltd. (holding company) (2004-present), Santander Consumer USA Holdings, Inc. (consumer finance) (2016-present); formerly, RTI International Metals, Inc. (manufacture and distribution of titanium) (1999-2015) and H.J. Heinz Company (processed foods and allied products) (1994-2013).

Principal Occupation During at Least the Past 5 Years:

Director or Trustee of various companies and trusts; and formerly, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison–United States Treasury Department (1988-1989).

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Independent Board Members (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

J. Michael Luttig (1954) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2009	129	Boeing Capital Corporation (aircraft financing) (2006-2010).

Principal Occupation During at Least the Past 5 Years:

Private investor; and formerly, Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).

Larry D. Thompson (1945) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	129	The Southern Company (energy company) (2014-present; previously 2010-2012), Graham Holdings Company (education and media organization) (2011-present) and Cbeyond, Inc. (business communications provider) (2010-2012).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); Independent Compliance Monitor and Auditor, Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-present); John A. Sibley Professor of Corporate and Business Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly, Executive Vice President – Government Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President – Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).

Interested Board Members and Officers
Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

**Gregory E. Johnson (1961) One Franklin Parkway San Mateo, CA 94403-1906	Trustee	Since 2007	140	None

Principal Occupation During at Least the Past 5 Years:

Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman, Investment Company Institute; and formerly, Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.

**Rupert H. Johnson, Jr. (1940) One Franklin Parkway San Mateo, CA 94403-1906	Chairman of the Board and Trustee	Since 2013	129	None

Principal Occupation During at Least the Past 5 Years:

Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.

Alison E. Baur (1964) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2012	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Breda M. Beckerle (1958) 280 Park Avenue New York, NY 10017	Interim Chief Compliance Officer	Since January 2020	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Gaston Gardey (1967) One Franklin Parkway San Mateo, CA 94403-1906	Treasurer, Chief Financial Officer and Chief Accounting Officer	Since 2009	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Treasurer, U.S. Fund Administration & Reporting and officer of 24 of the investment companies in Franklin Templeton.

Steven J. Gray (1955) One Franklin Parkway San Mateo, CA 94403-1906	Vice President and Co- Secretary	Vice President since 2009 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Matthew T. Hinkle (1971) One Franklin Parkway San Mateo, CA 94403-1906	Chief Executive Officer – Finance and Administration	Since 2017	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly,Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Robert Lim (1948) One Franklin Parkway San Mateo, CA 94403-1906	Vice President –AML Compliance	Since 2016	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.

Edward D. Perks (1970) One Franklin Parkway San Mateo, CA 94403-1906	President and Chief Executive Officer – Investment Management	Since 2018	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: President and Director, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton (since December 2018).

Navid J. Tofigh (1972) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2015	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years: Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.

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Interested Board Members and Officers (continued)

Name, Year of Birth and Address	Position	Length of Time Served	Number of Portfolios in Fund Complex Overseen by Board Member*	Other Directorships Held During at Least the Past 5 Years

Craig S. Tyle (1960) One Franklin Parkway San Mateo, CA 94403-1906	Vice President	Since 2005	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.

Lori A. Weber (1964) 300 S.E. 2nd Street Fort Lauderdale, FL 33301-1923	Vice President and Co- Secretary	Vice President since 2011 and Co-Secretary since 2019	Not Applicable	Not Applicable

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.

**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.

Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She currently serves as a director of Avis Budget Group, Inc. (2007-present) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.

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Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN FUND ALLOCATOR SERIES

Franklin NextStep Conservative Fund

Franklin NextStep Growth Fund

Franklin NextStep Moderate Fund

(each a Fund)

At an in-person meeting held on February 25, 2020 (Meeting), the Board of Trustees (Board) of Franklin Fund Allocator Series (Trust), including a majority of the trustees who are not “interested persons” (Independent Trustees) as defined in the Investment Company Act of 1940 (1940 Act), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of each Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management Agreement. Although the Management Agreements for the Funds were considered at the same Board meeting, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate.

In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters and, in some cases, requested additional information from the Manager relating to the contract. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with each Fund; (iv) the extent to which economies of scale are realized as each Fund grows; and

(v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Management Agreement are fair and reasonable and that the continuance of such Management Agreement is in the interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Funds and their shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for each Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements, which included discussion of the changing distribution landscape for the Funds. The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital

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SHAREHOLDER INFORMATION

investments relating to the services provided to the Funds by the FT organization. The Board specifically noted FT’s commitment to enhancing services and controlling costs, as reflected in its plan to outsource certain administrative functions, and growth opportunities, as evidenced by its upcoming acquisition of the Legg Mason companies. The Board acknowledged the change in leadership at FRI and the opportunity to hear from Jennifer Johnson, President and Chief Executive Officer of FRI, about goals she has for the company that will benefit the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Funds and their shareholders.

Fund Performance

The Board reviewed and considered the performance results of each Fund over various time periods ended December 31, 2019. The Board considered the performance returns for each Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of each Fund’s performance results is below.

Franklin NextStep Conservative Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation conservative funds. The Fund commenced operations on February 5, 2016, and thus has been in operation for less than 10 calendar years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was below the median of its Performance Universe. The Board discussed this performance with management and management explained that the Fund has a strategic allocation to allocate 25% of its assets to equity securities, which is less than the equity allocation of the Fund’s peers that comprise the Performance Universe. Management further explained that this difference in equity allocation contributed to the Fund’s underperformance as equity securities outperformed fixed income securities during the periods under review. Management also explained that the Fund has less domestic equity exposure than its peers which detracted from the

Fund’s performance as domestic equity securities outperformed international equity securities during the same review period. Given the Fund’s short operating history and the differences between the Fund and the Performance Universe, the Board concluded that the Fund’s performance was acceptable. In doing so, the Board noted that, while below the median, the Fund’s one-year and three-year annualized total return was 11.31% and 5.07%, respectively.

Franklin NextStep Growth Fund – The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation growth funds. The Fund commenced operations on February 5, 2016, and thus has been in operation for less than 10 calendar years. The Board noted that the Fund’s annualized total return for the three-year period was below the median of its Performance Universe, but for the one-year period was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory. In doing so, the Board noted that, while below the median, the Fund’s three-year annualized total return was 9.32%.

Franklin NextStep Moderate Fund– The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Fund commenced operations on February 5, 2016, and thus has been in operation for less than five calendar years. The Board noted that the Fund’s annualized total return for the one- and three-year periods was above the median of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of each Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual report, which

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reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for (i) Class A shares for the Franklin NextStep Conservative Fund and for Class A and Class Y shares for each other fund in the Fund’s Expense Group; and (ii) Class A shares for each of the Franklin NextStep Moderate Fund and Franklin NextStep Growth Fund and for Class A, Investor Class and Class Y shares for each other fund in a Fund’s respective Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Franklin NextStep Conservative Fund included the Fund, five other mixed-asset target allocation conservative funds and two mixed-asset target allocation moderate funds. The Expense Group for the Franklin NextStep Moderate Fund included the Fund, two other mixed-asset target allocation moderate funds, five mixed-asset target allocation conservative funds and one mixed-asset target allocation growth fund. The Expense Group for the Franklin NextStep Growth Fund included the Fund, two other mixed-asset target allocation growth funds, three mixed-asset target allocation moderate funds and one mixed-asset target allocation aggressive growth fund. The Board noted that the Management Rates and actual total expense ratios for these Funds were below the medians of their respective Expense Groups. The Board further noted that the Funds invest in third-party mutual funds or exchange-traded funds in excess of the statutory limitations under the 1940 Act by relying on exemptive relief provided by the US Securities and Exchange Commission (SEC) to each underlying fund. Pursuant to the conditions of the exemptive relief, the Board determined that the Management Rate paid by each Fund is based on services provided that are in addition to, rather than duplicative of, the services provided under the investment management agreements of the underlying funds in which the Funds invest. The Board concluded that the Management Rates charged to these Funds are reasonable. In doing so, the Board noted that each Fund’s actual total expense ratio reflected a fee waiver from management.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2019, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years. Additionally, PricewaterhouseCoopers LLP, auditor to FRI and certain FT funds, was engaged by the Manager to review and assess the allocation methodologies to be used solely by the Funds’ Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered the initiative currently underway to outsource certain operations, which effort would require considerable up front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Funds, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements, notably in the area of cybersecurity protections.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to each Fund, particularly in light of the short period of

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operation, was not excessive in view of the nature, extent and quality of services provided to each Fund.

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board considered management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incur across the FT family of funds as a whole. The Board also noted that the Funds commenced operations on February 5, 2016 and that, as of December 31, 2019, each Fund’s net assets were approximately $12 million or below. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

Liquidity Risk Management Program

The Funds have adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. The Funds’ Board of Trustees approved the appointment of the Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) as the Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for FT products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Investment Compliance, Investment Operations, Valuation Committee and Product Management groups.

The LRMP Administrator Annual Report was presented to the Fund(s) Board of Trustees at their meetings in May 2020. The report covered the adequacy and effectiveness of the program during the period December 1, 2018 to December 31, 2019 (the “covered period”). The report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund. In addition, the LRMP Administrator presented the Fund Board of Trustees an update on liquidity during the first quarter of 2020 in relation to the COVID-19 pandemic.

During the reporting period, the Fund maintained a high level of liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” As a result, the Fund was designated a “Primarily Highly Liquid Fund” as defined under the Liquidity Rule and has not adopted a “Highly Liquid Investment Minimum.” A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

There can be no assurance that the program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

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Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding of Reports and Prospectuses

You will receive each Fund’s financial reports every six months as well as an annual updated summary prospectus (prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 632-2301. At any time you may view current prospectuses/summary prospectuses and financial reports on our website. If you choose, you may receive these documents through electronic delivery.

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Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report Franklin Fund Allocator Series

Investment Manager	Distributor	Shareholder Services
Franklin Advisers, Inc.	Franklin Templeton Distributors, Inc. (800) DIAL BEN® / 342-5236 nextstepfunds.com	(800) 632-2301

© 2020 Franklin Templeton Investments. All rights reserved.		FAS5 A 07/20

Item 2.     Code of Ethics.

(a)    The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)    N/A

(d)    N/A

(f)    Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.     Audit Committee Financial Expert.

(a)  (1)    The Registrant has an audit committee financial expert serving on its audit committee.

(2)    The audit committee financial expert is Mary C. Choksi and she is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.     Principal Accountant Fees and Services.

(a)            Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $197,302 for the fiscal year ended May 31, 2020 and $215,674 for the fiscal year ended May 31, 2019.

(b)            Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)            Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended May 31, 2020 and $25,000 for the fiscal year ended May 31, 2019. The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions, professional fees in connection with an Indonesia withholding tax refund claim and tax consulting services related to the operating agreement and term sheet for the launch of a new fund.

(d)            All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $14 for the fiscal year ended May 31, 2020 and $0 for the fiscal year ended May 31, 2019. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $213,444 for the fiscal year ended May 31, 2020 and $24,000 for the fiscal year ended May 31, 2019. The services for which these fees were paid included the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, professional fees in connection with determining the feasibility of a U.S. direct lending structure, valuation services related to a fair value engagement, assets under management certification, and benchmarking services in connection with the ICI TA survey.

(e)    (1)    The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i)        pre-approval of all audit and audit related services;

(ii)        pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii)        pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv)        establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e)    (2)    None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f)    No disclosures are required by this Item 4(f).

(g)    The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $213,458 for the fiscal year ended May 31, 2020 and $49,000 for the fiscal year ended May 31, 2019.

(h)    The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company
and Affiliated Purchasers.	N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.     Controls and Procedures.

(a)    Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)    Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 13.    Exhibits.

(a)    (1)    Code of Ethics

(a)    (2)    Certifications pursuant to Section  302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b)    Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FUND ALLOCATOR SERIES

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date July 31, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer – Finance and Administration
Date July 31, 2020

By	/S/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date July 31, 2020